As filed with the Securities and Exchange Commission on April 30, 1999


                                                 Securities Act File No. 2-57442
                                        Investment Company Act File No. 811-2694

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]
                           Pre-Effective Amendment No.                       [ ]

                         Post-Effective Amendment No. 25                     [X]

                                     and/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      [X]

                                Amendment No. 22                             [X]

                        (Check appropriate box or boxes)

                                   ----------

                         THE MUNICIPAL FUND ACCUMULATION
                                  PROGRAM, INC.
               (Exact Name of Registrant as Specified in Charter)

                 P.O. Box 9011, Princeton, New Jersey 08543-9011
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code (609) 282-2000


                                 TERRY K. GLENN

                  The Municipal Fund Accumulation Program, Inc.
              800 Scudders Mill Road, Plainsboro, New Jersey 08536
                     (Name and Address of Agent for Service)

                                   ----------

                                   Copies to:

   Michael J. Hennewinkel, Esq.                   Leonard B. Mackey, Jr., Esq.
    FUND ASSET MANAGEMENT, L.P.                        ROGERS & WELLS LLP
             Box 9011                                    200 Park Avenue
 Princeton, New Jersey 08543-9011                     New York, N.Y. 10166

                                   ----------

      It is proposed that this filing will become effective (check appropriate box):

               [ ] immediately upon filing pursuant to paragraph (b)

               [X] on April 30, 1999 pursuant to paragraph (b)
               [ ] 60 days after filing pursuant to paragraph (a)(1)

               [ ] on (date) pursuant to paragraph (a)(i)
               [ ] 75 days after filing pursuant to paragraph (a)(ii)
               [ ] on (date) pursuant to paragraph (a)(ii) of rule 485.

                    If appropriate, check the following box:

               [ ] this post-effective amendment designates a new
                   effective date for a previously filed post-effective amendment.

                                   ----------

               Title of Securities Being Registered: Common Stock

================================================================================

                                                            [LOGO] Merrill Lynch

The Municipal Fund Investment Accumulation Program


                                                                  April 30, 1999

The Municipal Fund Investment Accumulation Program is only open to holders of units of Municipal Investment Trust Fund and Defined Asset Funds--Municipal Insured Series for reinvestment of distributions on those units.


This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

                                                                            PAGE
[CLIPART]  KEY FACTS
           ---------------------------------------------------------------------
           The Municipal Fund Investment Accumulation Program
             at a Glance ....................................................  3

           Risk/Return Bar Chart ............................................  5

           Fees and Expenses ................................................  6

[CLIPART]  DETAILS ABOUT THE PROGRAM
           ---------------------------------------------------------------------
           How the Program Invests ..........................................  7

           Investment Risks .................................................  8

[CLIPART]  YOUR ACCOUNT
           ---------------------------------------------------------------------
           Participation in the Program ..................................... 11

           How to Buy, Sell, Transfer and Exchange Shares ................... 12

[CLIPART]  MANAGEMENT OF THE PROGRAM
           ---------------------------------------------------------------------
           Fund Asset Management ............................................ 15

           Financial Highlights ............................................. 17

[CLIPART]  FOR MORE INFORMATION
           ---------------------------------------------------------------------
           Shareholder Reports .....................................  Back Cover

           Statement of Additional Information .....................  Back Cover


           THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM

Key Facts [CLIPART]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined highlighted terms in this prospectus in the sidebar.

Municipal Bond -- a debt obligation issued by or on behalf of a governmental entity or other qualifying issuer that pays interest exempt from Federal income tax.

Investment Grade -- any of the four highest debt obligation ratings by recognized rating agencies, including Moody's Investors Service, Inc., Standard & Poor's or Fitch IBCA, Inc.


Yield -- a fixed income security's annualized income stream divided by the security's current price, which represents the security's current expected rate of return.


THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM AT A GLANCE
--------------------------------------------------------------------------------


What is the Municipal Fund Investment Accumulation  Program (the "Program")?


The Program invests distributions made to holders of units of Municipal Investment Trust Fund and Defined Asset Funds -Municipal Insured Series. Holders of units of these unit trust funds may elect to have their distributions reinvested in shares of the Program rather than paid in cash. The Program is not open to investment by persons who are not holders of units of the participating unit trust funds, and investments in the Program are limited to reinvestment of distributions.


What is the Program's investment objective?

The investment objective of the Program is to provide shareholders with income exempt from Federal income tax through investment in a diversified portfolio of interest bearing long- and intermediate-term municipal bonds, the interest on which is, in the opinion of bond counsel to the issuing government authorities, exempt from Federal income tax.


What are the Program's main investment strategies?

The Program invests primarily in a portfolio of municipal bonds. These may be obligations of a variety of issuers including states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. Except during temporary defensive periods, the Program will invest in longand intermediate-term municipal bonds. The Program will invest in investment grade obligations and when purchasing investments at least 75% will be in obligations in the three highest rating categories. When choosing investments, the Program management considers various factors, including the credit quality of issuers, yield analysis, diversification and call features of the obligations.

What are the main risks of investing in the Program?


The main risks of investing in the Program are:
o Bond market and selection risk
o Credit risk
o Interest rate risk
o Call and redemption risk



               THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM              3

[CLIPART] Key Facts


As with any mutual fund, the value of the Program's investments -- and therefore the value of the Program's shares -- may go up or down. These changes may occur in response to interest rate changes or other factors, including financial condition, that may affect a particular issuer or obligation. Generally, when interest rates go up, the value of debt instruments like municipal bonds goes down. Bonds with longer maturities are affected more by changes in interest rates than bonds with shorter maturities. Additionally, if an issuer makes an early call on its bonds, the Program may lose income and may have to invest the proceeds in bonds with lower yields. If the value of the Program's investments goes down, you may lose money.


Who should invest?

Investment in shares of the Program provides for the automatic reinvestment of distributions made to holders of units of certain unit trust funds. The Program may be an appropriate investment for you if you:

      o Want to automatically reinvest distributions you receive from a participating unit trust fund;

      o  Are looking for income that is exempt from Federal income tax;

      o Want a professionally managed portfolio without the administrative burdens of direct investments in municipal bonds;

      o  Are looking for liquidity;

      o Can tolerate the risk of loss caused by changes in interest rates or adverse changes in the price of bonds in general.


4              THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM

RISK/RETURN BAR CHART
-----------------------------------------------------------------------


The bar chart and table shown below provide an indication of the risks of investing in the Program. The bar chart shows changes in the Program's performance for the past ten calendar years. The table compares the average annual total returns of the Program's shares for one, five and ten years with those of the Lehman Brothers Municipal Bond Index. How the Program performed in the past is not necessarily an indication of how the Program will perform in the future.

         1989                 9.61%
         1990                 6.03%
         1991                11.63%
         1992                 8.08%
         1993                11.93%
         1994                (6.44)%
         1995                15.88%
         1996                 3.36%
         1997                 8.29%
         1998                 5.35%


During the ten-year period shown in the bar chart, the highest return for a quarter was 6.27% (quarter ended March 31, 1995) and the lowest return for a quarter was (5.95)% (quarter ended March 31, 1994). The year-to-date return as of March 31, 1999 was 0.31%


Average Annual Total
Returns (for the
calendar year ended                          Past          Past          Past
December 31, 1998)                         One Year     Five Years     Ten Years
--------------------------------------------------------------------------------
  The Municipal Fund Investment
  Accumulation Program                       5.35%          5.04%        7.23%
--------------------------------------------------------------------------------
  Lehman Brothers Municipal Bond Index*      6.48%          6.22%        8.21%
--------------------------------------------------------------------------------
* This unmanaged index consists of long-term revenue bonds, prerefunded bonds, general obligation bonds and insured bonds. Past performance is not predictive of future performance.


               THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM              5

[CLIPART] Key Facts

UNDERSTANDING
EXPENSES

Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses, which all mutual funds may charge:

Expenses paid directly by the shareholder:

Shareholder fees -- these include sales charges which you may pay when you buy or sell shares of the Program.

Expenses paid indirectly by the shareholder (These costs are deducted from the Program's total assets):

Annual Program Operating Expenses -- expenses that cover the costs of operating the Program.

Management Fee -- a fee paid to the Investment Adviser for managing the Program.

FEES AND EXPENSES
--------------------------------------------------------------------------------

This table shows the different fees and expenses that you may pay if you buy and hold shares of the Program. Future expenses may be greater or less than those indicated below.


   Shareholder Fees (fees paid directly from your investment):

--------------------------------------------------------------------------------
    Maximum Sales Charge (Load) imposed on
    purchases (as a percentage of offering price)                        None
--------------------------------------------------------------------------------
    Maximum Deferred Sales Charge (Load) (as a
    percentage of original purchase price or
    redemption proceeds, whichever is lower)                             None
--------------------------------------------------------------------------------
    Maximum Sales Charge (Load) imposed on
    Dividend Reinvestments                                               None
--------------------------------------------------------------------------------
    Redemption Fee                                                       None
--------------------------------------------------------------------------------
    Exchange Fee                                                         None
--------------------------------------------------------------------------------

  Annual Program Operating Expenses (expenses that are deducted from Fund assets):

--------------------------------------------------------------------------------
    Management Fee                                                      0.50%
--------------------------------------------------------------------------------
    Distribution and/or Service (12b-1) Fees                             None
--------------------------------------------------------------------------------

    Other Expenses                                                      0.26%
--------------------------------------------------------------------------------
  Total Annual Program Operating Expenses                               0.76%
--------------------------------------------------------------------------------

Example:

This example is intended to help you compare the cost of investing in the Program with the cost of investing in other mutual funds by illustrating the costs to you if you redeem after one, three, five and ten years.

This example assumes that you invest $10,000 in the Program for the time periods indicated, that dividends are reinvested, that your investment has a 5% return each year and that the Program's operating expenses remain the same. This assumption is not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                          1 Year          3 Years         5 Years       10 Years
--------------------------------------------------------------------------------
                            $77            $243            $422           $942
--------------------------------------------------------------------------------


6              THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM

Details About the Program  [CLIPART]


Private Activity Bond -- a bond issued by a public authority to finance the development of a facility for use by a private enterprise.

Forward Commitment -- the purchase of a security for delivery beyond normal settlement periods.


HOW THE PROGRAM INVESTS
--------------------------------------------------------------------------------


The Program's investment objective is to seek to provide shareholders with income, the interest on which is exempt fromFederal income tax. The Program invests primarily in interest bearing long- and intermediate-term investment grade municipal bonds, the interest on which is, in the opinion of bond counsel to the issuing government authorities, exempt fromFederal income tax. The municipal bonds may be obligations of a variety of issuers including governmental entities or other qualifying issuers. Issuers may be states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities.

The Program may invest in either fixed rate or variable rate obligations.
The Program will purchase investment grade obligations and at the time of purchase at least 75% will be rated in the three highest rating categories by recognized rating agencies. Under current market conditions, the Board of Directors of the Program has determined that the Program will not purchase municipal bonds if one or more of the recognized rating agencies has rated the debt obligation below investment grade. However, the Program may continue to hold municipal bonds that, after being purchased by the Program, are downgraded to a rating below that which the Program invests. This policy adopted by the Board of Directors is discretionary and may be changed from time to time.

At times the Program may have a high portfolio turnover rate which may result in higher trading costs and adverse tax consequences.

As a temporary measure for defensive purposes, or to provide liquidity, the Program may invest without limitation in short-term tax-exempt instruments. Short-term investments may limit the potential for income on your shares. During defensive periods the Program may not achieve its investment objective.


The Program's investments may include private activity bonds that may subject certain shareholders to an alternative minimum tax.

The Program may make forward commitments. For further information on these investments, see the Statement of Additional Information.

Program management considers a variety of factors when choosing investments, such as:


               THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM              7

[CLIPART]  Details About the Program

ABOUT THE
PORTFOLIO MANAGER

Roberto Roffo is the portfolio manager of the Program. Mr. Roffo has been a Vice President of Merrill Lynch Asset Management since 1996 and an Assistant Vice President since 1993.

ABOUT THE
INVESTMENT ADVISER

The Program is managed by Fund Asset Management., L.P.


   o Credit Quality of Issuers -- based on bond ratings and other factors including the financial condition of the issuer and general economic conditions.

   o Yield Analysis -- takes into account factors such as the different yields available on different types of obligations and the shape of the yield curve (yields on obligations having the same credit characteristics but different maturities--longer term obligations typically have higher yields).

   o Diversification -- the Program will not concentrate its investments on the obligations of any one state (including subdivisions and agencies of a state). The Program will attempt to diversify its investments with respect to purpose of issue and location of issuer. In doing so, however, the Program will take into consideration the availability of investments meeting its other investment criteria.


In addition, Program management considers the availability of features that protect against an early call of a bond by the issuer.

INVESTMENT RISKS
--------------------------------------------------------------------------------


This section contains a summary discussion of the general risks of investing in the Program. As with any mutual fund, there can be no guarantee that the Program will meet its investment objective or that the Program's performance will be positive for any period of time.


Bond Market and Selection Risk -- Bond market risk is the risk that the bond market will go down in value, including the possibility that the market will go down sharply and unpredictably. Selection risk is the risk that the investments that Program management selects will underperform the market or other funds with similar investment objectives and investment strategies.

Credit Risk -- Credit risk is the risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Interest Rate Risk -- Interest rate risk is the risk that prices of municipal bonds generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities.


8              THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM

Call and Redemption Risk -- A bond's issuer may call a bond for redemption before it matures. If this happens to a bond the Program holds, the Program may lose income and may have to invest the proceeds in bonds with lower yields.

Risks associated with certain types of obligations in which the Program may invest include:

General Obligation Bonds -- The faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer's credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Insured Municipal Bonds -- Bonds purchased by the Program may be covered by insurance that guarantees timely interest payments and repayment of principal on maturity. If a bond's insurer fails to fulfill its obligations or loses its credit rating, the value of the bond could drop.

Revenue Bonds -- Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities.

Industrial Development Bonds -- Industrial development bonds are one type of revenue bond. Municipalities and other public authorities issue industrial development bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Program may not receive any income or get its money back from the investment.

Moral Obligation Bonds -- Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, the repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.


Municipal Lease Obligations -- Municipal lease obligations are participation certificates in a lease entered into by a state or political subdivision to finance the acquisition, development or construction of equipment, land or facilities. In a municipal lease obligation, the issuer agrees to budget for and appropriate municipal funds to make payments due on the lease obligation.



               THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM              9

[CLIPART] Details About the Program


However, this does not ensure that funds will actually be appropriated in future years. The issuer does not pledge its unlimited taxing power for payment of the lease obligation, but the leased property secures the obligation. However, disposition of the property upon foreclosure may be difficult and the proceeds of a sale may not cover the Program's loss.


When-Issued Securities, Delayed-Delivery Securities and Forward Commitments -- When-issued and delayed-delivery securities and forward commitments involve the risk that the security the Program buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation, in which case the Program loses the investment opportunity of the assets it has set aside to pay for the security and any gain in the security's price.

Variable Rate Demand Obligations -- Variable rate demand obligations (VRDOs) are floating rate securities that combine an interest in a long term municipal bond with a right to demand payment before maturity from a bank or other financial institution. If the bank or financial institution is unable to pay, the Program may lose money.


Illiquid Investments -- The Program may invest up to 15% of its net assets in illiquid securities that it cannot easily resell within seven days at current value or that have contractual or legal restrictions on resale. If the Program buys illiquid securities it may be unable to quickly resell them or may be able to sell them only at a price below current value.


Borrowing and Leverage -- The Program may borrow for temporary emergency purposes including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Program shares and in the yield on the Program's portfolio. Borrowing will cost the Program interest expense and other fees. The costs of borrowing may reduce the Program's return. Certain securities that the Program buys may create leverage including, for example, when-issued securities and forward commitments.

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

If you would like further information about the Program, including how it invests, please see the Statement of Additional Information.


10             THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM

Your Account  [CLIPART]

PARTICIPATION IN THE PROGRAM
--------------------------------------------------------------------------------


The purpose of the Program is to permit you to reinvest distributions you receive on units you hold of various series of certain unit trust funds. The unit trust funds include all series of Municipal Investment Trust Fund and Defined Asset Funds--Municipal Insured Series. Distributions on units held by you will be paid to you in cash unless you elect to reinvest the distributions in shares of the Program by sending a notice in writing to the program agent. The program agent is The Bank of New York (101 Barclay Street, New York, N.Y. 10007). You may also change an election you have made to participate in the Program by notifying the program agent in writing. Your initial notice and notice of any change must be received by the program agent at least 10 days prior to the record date of the first distribution that you want such change to apply to.

Distributions on units of the unit trust funds may consist of interest income, or capital gains or principal on the units. You may elect to have some or all of these distributions reinvested in shares of the Program. Any distribution that you elect to have reinvested in shares of the Program will be automatically reinvested by the program agent on your behalf on the date the distribution is made. On that date, the distribution will be applied to the purchase of shares of the Program at net asset value, without a sales charge. If you have elected for distributions of principal on your units to be invested in shares of the Program, the proceeds of redemption or payment at maturity of securities held in the unit trust fund represented by your units will be invested in shares of the Program, rather than being distributed to you in cash.

The program agent will mail to you a report of each distribution that is reinvested in shares of the Program. Even though distributions are being reinvested in shares of the Program, for Federal income tax purposes, you will be considered to have received those distributions.


The Board of Directors of the Program may decide to change the terms of investment in shares of the Program or terminate the Program entirely without notice to you. In addition, the Board of Directors of the Program may appoint a substitute program agent or an additional program agent.

The administrators of the Program are Merrill Lynch, Pierce Fenner & Smith Incorporated, Prudential Securities Incorporated, Morgan Stanley Dean Witter Inc. and Salomon Smith Barney Inc. The administrators are the sponsors of the unit trust funds.

For further details of the terms and conditions of the Program see the Statement of Additional Information.


               THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM             11

[CLIPART] Your Account

HOW TO BUY, SELL, TRANSFER AND EXCHANGE SHARES
--------------------------------------------------------------------------------

The chart below summarizes how to buy, sell, transfer and exchange shares of the Program.


If You Want to         Your Choices                   Information Important for You to Know
-----------------------------------------------------------------------------------------------------------------
Buy Shares             First, you decide whether      Refer to the description of the Program on page 11.
                       you want to participate        Be sure to read this prospectus carefully.
                       in the Program.
                      -------------------------------------------------------------------------------------------
                       Next, determine what           Distributions from the unit trust funds may consist
                       distributions from the unit    of interest income, capital gains or principal. You
                       trust funds you want to        may reinvest the distributions of interest income or
                       reinvest.                      of capital gains or of principal, or you may reinvest
                                                      all distributions.
                      -------------------------------------------------------------------------------------------
                       Notify the program agent of    The notice must be in writing and received by the
                       your election to reinvest      program agent at least ten days before the record
                       some or all distributions      date for the first distribution you want to have
                       you receive from the unit      reinvested.
                       trust funds.
                      -------------------------------------------------------------------------------------------
                       Decide whether your shares     Consult your securities dealer. Under certain
                       will be held in an account     circumstances, your securities dealer may not be able
                       with your securities dealer    to hold your shares in your account with the securities
                       or with the program agent.     dealer.
------------------------------------------------------------------------------------------------------------------

Add to Your            Purchase additional shares     Once you have elected to participate in the Program,
Investment                                            distributions from the unit trust funds that you
                                                      have elected to have reinvested in the Program will be
                                                      automatically reinvested. If you have not already
                                                      elected to have all of your distributions from the unit
                                                      trust funds reinvested, you may notify the program
                                                      agent that you wish to reinvest more of your
                                                      distributions.
                      -------------------------------------------------------------------------------------------
                       Acquire additional shares      All dividends and capital gains distributions on shares
                       through the Program's          of the Program are automatically reinvested in additional
                       automatic dividend             shares of the Program without a sales charge.
                       reinvestment plan.
------------------------------------------------------------------------------------------------------------------
Stop Reinvesting       Notify the program agent       Your election to stop reinvesting some or all distributions
Distributions in       in writing.                    from the unit trustfunds in shares of the Program will
Shares of the Program                                 be effective for any distribution that has a record date
                                                      that is more than ten days after the program agent receives your written notice.

------------------------------------------------------------------------------------------------------------------
Transfer Shares        Transfer to a participating    You may transfer your shares of the Program only to
to Another             securities dealer.             another securities dealer that has entered into an
Securities Dealer                                     agreement with Merrill Lynch, Pierce, Fenner & Smith
                                                      Incorporated. All future trading of these assets must
                                                      be coordinated by the receiving firm.
                      -------------------------------------------------------------------------------------------
                       Transfer to a                  You must either:
                       non-participating securities     o Transfer your shares to an account with the program
                       dealer.                            agent; or
                                                        o Sell your shares.
------------------------------------------------------------------------------------------------------------------


12             THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM


If You Want to         Your Choices                   Information Important for You to Know
-----------------------------------------------------------------------------------------------------------------

Sell Your Shares       Have your securities dealer    The price of your shares is based on the next calculation of
                       submit your sales order to     net asset value after your order is placed. For your
                       one of the Administrators.     redemption request to be priced at the net asset value on
                                                      the day of your request, you must submit your request to
                                                      your dealer prior to that day's close of business on the New
                                                      York Stock Exchange (generally 4:00 p.m. Eastern time). Any redemption request placed from a dealer after that time will be priced at the net asset value at the close of business on the next business day. Dealers must submit redemption
                                                      requests to one of the Administrators prior to the close of business on the New York Stock Exchange.

                                                      Securities dealers may charge a fee to process a redemption of shares. No processing fee is charged if you redeem shares held by the program agent.

                                                      The Program may reject an order to sell shares under certain circumstances.
                       ------------------------------------------------------------------------------------------
                       Sell through the program       You may sell shares held at the program agent by writing to
                       agent.                         the program agent at the address on the inside back cover of this prospectus. With certain exceptions described in the
                                                      Statement of Additional Information, all shareholders on the account must sign the letter and signatures must be
                                                      guaranteed. If you hold stock certificates, return the
                                                      certificates with the letter. The program agent will
                                                      normally mail redemption proceeds within seven days
                                                      following receipt of a properly completed request.

                                                      If you hold share certificates, they must be delivered to
                                                      the program agent before they can be converted. Check with the program agent or your securities dealer for details.
-----------------------------------------------------------------------------------------------------------------
Exchange Your          You may exchange your shares   You can exchange your shares of the Program for shares of
Shares                 for shares of another program. The Corporate Fund Accumulation Program, Inc. You must have
                       Be sure to read that           held the shares used in the exchange for at least 60
                       program's prospectus.          calendar days before you can exchange to the other program.

                                                      To exercise the exchange privilege, you should contact one of the Administrators or the program agent.

                                                      Although there is currently no limit on the number of
                                                      exchanges that you can make, the exchange privilege may be modified or terminated at any time in the future.
-----------------------------------------------------------------------------------------------------------------


               THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM             13

[CLIPART] Your Account

Net Asset Value -- the market value of the Program's total assets after deducting liabilities, divided by the number of shares outstanding.

Dividends -- ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Program shares as they are paid.

HOW SHARES ARE PRICED
--------------------------------------------------------------------------------


Each distribution on your units will automatically be applied to purchase shares at net asset value. This is the offering price. Shares are also redeemed at their net asset value. The Program calculates its net asset value (generally by using market quotations) each day the New York Stock Exchange is open, fifteen minutes after the close of business on the Exchange (the Exchange generally closes at 4:00 p.m. Eastern time). The net asset value used in determining your price is the next net asset value calculated after your purchase or redemption order is placed.


DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

The Program will distribute any net investment income monthly, and any net realized capital gains at least annually. The Program may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. If you would like to receive dividends in cash, contact the Program Agent.


To the extent that the dividends distributed by the Program are from municipal bond interest income, they are exempt from Federal income tax; however, they may be subject to state and local taxes. However, certain investors may be subject to alternative minimum tax on dividends received from the Program. Interest income from other investments may produce taxable distributions.

Generally, within 60 days after the end of the Program's taxable year, the Program will tell you the amount of exempt-interest dividends, ordinary income dividends and capital gains dividends you received that year. Generally, ordinary income dividends and capital gains dividends are taxable, although they may be taxed at different Federal income tax rates. Capital gain dividends are taxable as long term capital gains to you, regardless of how long you have held your shares. The tax treatment of dividends from the Program is the same whether you choose to receive distributions in cash or to have them reinvested in shares of the Program.


By law, the Program must withhold 31% of your distributions and proceeds if you have not provided a taxpayer identification number or social security number.

If you redeem Program shares or exchange them for shares of The Corporate Fund Accumulation Program, Inc., any gain on the transaction may be subject to Federal income tax.

This section summarizes some of the consequences of an investment in the Program under current Federal tax laws. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences to you of an investment in the Program under all applicable tax laws.


14             THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM

Management of the Program  [CLIPART]


FUND ASSET MANAGEMENT
--------------------------------------------------------------------------------


Fund Asset Management, the Program's Investment Adviser, manages the Program's investments under the overall supervision of the Program's Board of Directors. The Investment Adviser has the responsibility for making all investment decisions for the Program. The Program has agreed to pay the Investment Adviser a fee at the annual rate of 0.50% of the average daily net assets of the Program. For the fiscal year ended December 31, 1998, the Investment Adviser received a fee of $2,680,487.

Fund Asset Management is part of Merrill Lynch Asset Management Group, which had approximately $515 billion in investment company and other portfolio assets under management as of March 1999. This amount includes assets managed for Merrill Lynch affiliates.

The Program is also obligated to pay certain expenses incurred in its operations, including fees of the program agent, legal and auditing fees, fees and expenses of unaffiliated Directors, custodian and transfer agency fees, accounting and pricing costs, and certain of the costs of printing proxy statements, shareholder reports, prospectuses and statements of additional information. For the fiscal year ended December 31, 1998, the Program's total expenses were $4,079,301 (representing 0.76% of its average daily net assets).


The Investment Adviser, together with the Administrators of the Program, Merrill Lynch, Pierce, Fenner & Smith Incorporated, Prudential Securities Incorporated, Morgan Stanley Dean Witter Inc., and Salomon Smith Barney Inc., is also responsible for the overall management of the Program's business operations. The Administrators perform certain management services necessary for the operation of the Program and provide office space, facilities and necessary personnel for such services. For these services, the Investment Adviser pays the Administrators an aggregate monthly fee at the annual rate of 0.20% of the Program's average daily net assets.


               THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM             15

[CLIPART]  Management of the Program


A Note About Year 2000

Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the year 2000 from the Year 1900 (commonly known as the "Year 2000 Problem"). The Program could be adversely affected if the computer systems used by the Program's management or other Program service providers do not properly address this problem before January 1, 2000. The Program's management expects to have addressed this problem before then, and does not anticipate that the services it provides will be adversely affected. The Program's other service providers have told the Program management that they also expect to resolve the Year 2000 Problem, and Program management will continue to monitor the situation as the Year 2000 approaches. However, if the problem has not been fully addressed, the Program could be negatively affected. The Year 2000 Problem could also have a negative impact on the issuers of securities in which the Program invests, and this could hurt the Program's investment returns.


16             THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The Financial Highlights table is intended to help you understand the Program's financial performance for the past five years. Certain information reflects financial results for a single Program share. The total returns in the table represent the rate that an investor would have earned on an investment in the Program (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Program's financial statements, are included in the Program's annual report to shareholders, which is available upon request.


                                                            For the Year Ended December 31,
                                             -----------------------------------------------------------------
  Increase (Decrease) in
  Net Asset Value:                              1998           1997         1996           1995        1994
--------------------------------------------------------------------------------------------------------------
  Per Share Operating Performance:
--------------------------------------------------------------------------------------------------------------

  Net asset value, beginning of year         $  19.22        $ 18.85       $ 19.22       $ 17.51     $  19.79
--------------------------------------------------------------------------------------------------------------
  Investment income--net                          .88            .96           .98          1.01         1.03
--------------------------------------------------------------------------------------------------------------
  Realized and unrealized
  gain (loss) on investments--net                 .12            .56          (.37)         1.71        (2.28)
--------------------------------------------------------------------------------------------------------------
  Total from investment operations               1.00           1.52           .61          2.72        (1.25)
--------------------------------------------------------------------------------------------------------------
  Less dividends and distributions:
--------------------------------------------------------------------------------------------------------------
  Investment income--net                         (.88)          (.96)         (.98)        (1.01)       (1.03)
--------------------------------------------------------------------------------------------------------------
  Realized gain on investments--net              (.84)          (.19)          --            --           --
--------------------------------------------------------------------------------------------------------------
  Total dividends and distributions              (1.72)        (1.15)         (.98)        (1.01)       (1.03)
--------------------------------------------------------------------------------------------------------------
  Net asset value, end of year               $   18.50       $  19.22      $  18.85       $ 19.22    $  17.51
--------------------------------------------------------------------------------------------------------------
  Total Investment Return:
--------------------------------------------------------------------------------------------------------------
  Based on net asset value per share              5.35%          8.29%         3.36%        15.88%      (6.44)%
--------------------------------------------------------------------------------------------------------------
  Ratios to Average Net Assets:
--------------------------------------------------------------------------------------------------------------
  Expenses                                          76%           .72%          .83%          .86%        .89%
--------------------------------------------------------------------------------------------------------------
  Investment income--net                          4.54%          5.05%         5.18%         5.40%       5.54%
--------------------------------------------------------------------------------------------------------------
  Supplemental Data:
--------------------------------------------------------------------------------------------------------------
  Net assets, end of year (in thousands)      $525,583       $543,595      $551,849      $581,679    $537,197
--------------------------------------------------------------------------------------------------------------
  Portfolio turnover                               178%           131%           72%           56%         61%
--------------------------------------------------------------------------------------------------------------



               THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM             17

                      (This page intentionally left blank)


               THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM

                       --------------------------------
                                   Potential
                                   Investors

                         Elect to have unit trust fund
                        distributions reinvested in the
            ---              Program (two options).        ---
             1         --------------------------------     2
            ---                                            ---
----------------------------------              --------------------------
    ADMINISTRATORS (see                               PROGRAM AGENT
below) or other SECURITIES DEALERS                The Bank of New York
    Arranges for reinvestment.                     101 Barclay Street
----------------------------------               New York, New York 10007

                                                Performs recordkeeping and
                                                    reporting services.
                                                --------------------------

------------------------     ----------------------  ---------------------------
      COUNSEL                    THE PROGRAM             CUSTODIAN AND DIVIDEND
                                                           DISBURSING AGENT
  Rogers & Wells LLP         The Board of Directors
    200 Park Avenue           oversees the Program.      The Bank of New York
New York, New York 10166    -----------------------       101 Barclay Street
                                                        New York, New York 10007
 Provides legal advice
    to the Program.                                   Holds the Program's assets
-------------------------                                   for safekeeping.
                                                      --------------------------

  --------------------------------              --------------------------------
       INDEPENDENT AUDITORS                            INVESTMENT ADVISER

       Deloitte & Touche LLP                                Fund Asset
         117 Campus Drive                                Management, L.P.
  Princeton, New Jersey 08540-6400
                                                    ADMINISTRATIVE OFFICES
      Audits the financial                           800 Scudders Mill Road
     statements of the Program                    Plainsboro, New Jersey 08536
   on behalf of the shareholders.
  ---------------------------------                    MAILING ADDRESS
                                                        P.O. Box 9011
                                                Princeton, New Jersey 08543-9011

                                                       TELEPHONE NUMBER
                                                        1-609-282-2000

                                                     Manages the Program's
                                                     day-to-day activities.
                                                -------------------------------


        -------------------------------------
                   ADMINISTRATORS

        Merrill Lynch, Pierce, Fenner & Smith
                    Incorporated
         Prudential Securities Incorporated
           Morgan Stanley Dean Witter Inc.
             Salomon Smith Barney Inc.

         Assists in supervising all aspects
            of the Programis operations.
        --------------------------------------


               THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM

For More Information  [CLIPART]

Shareholder Reports

Additional information about the Program's investments is available in the Programis annual and semi-annual reports to shareholders. In the Program's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Program's performance during its last fiscal year. You may obtain these reports at no cost by calling 1-800-456-4587 ext. 789.

The Program will send you one copy of each shareholder report and certain other mailings, regardless of the number of Program accounts you have. To receive separate shareholder reports for each account, write to the Program Agent at its mailing address. Include your name, address, tax identification number and brokerage or Program account number. If you have any questions, please call your securities dealer or the Program Agent at 1-800-221-7771.

Statement of Additional Information

The Program's Statement of Additional Information contains further information about the Program and is incorporated by reference (legally considered to be part of this prospectus). You may request a free copy by writing the Program at The Bank of New York, 101 Barclay Street, New York, New York 10007 or by calling 1-800-221-7771.


Contact your securities dealer or the Program at the following address and telephone number if you have any shareholder inquiries or would like to request other information about the Program. The address of the Program is P.O. Box 9011, Princeton, New Jersey 08543-9011, and its telephone number is (609) 282-2000.


Information about the Program (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the public reference room. This information is also available on the SECis Internet site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with information that is different from information contained in this Prospectus.

Investment Company Act file #811-2694
(C)Fund Asset Management, L.P.

[LOGO] Merrill Lynch
Prospectus

The Municipal Fund
Investment Accumulation
Program


                                                                  April 30, 1999

                      STATEMENT OF ADDITIONAL INFORMATION

               The Municipal Fund Investment Accumulation Program

                             Shares of Common Stock

                             ----------------------


      The  Municipal  Fund  Accumulation  Program,  Inc.  (the  "Program") is an
open-end management investment company whose primary objective is to obtain tax-exempt income through investment in a diversified portfolio (the "Portfolio"), of state, municipal and public authority bonds, the interest on which is, in the opinion of bond counsel to the issuing authorities, exempt from Federal income tax. Shares of the Program are offered without sales charge to the holders of Units of certain series of Unit Trust Funds described in the Prospectus in order to provide a means for the automatic reinvestment of distributions of interest or dividend income and capital gains and principal on such Units in Shares of the Program on the Terms and Conditions of Participation set forth herein. The address of the Program is Box 9011, Princeton, New Jersey 08543-9011, and its telephone number is (609) 282-2000.


                             ----------------------

                               Investment Adviser

                           Fund Asset Management, L.P.

                                 Administrators
               Merrill Lynch, Pierce, Fenner & Smith Incorporated
                       Prudential Securities Incorporated
                         Morgan Stanley Dean Witter Inc.
                            Salomon Smith Barney Inc.

                             ----------------------


      This Statement of Additional Information of the Program is not a prospectus and should be read in conjunction with the Prospectus of the Program (the "Prospectus") dated April 30, 1999, which has been filed with the Securities and Exchange Commission and can be obtained without charge by calling or by writing the Program at the above telephone number or address. The
Prospectus is incorporated by reference into this Statement of Additional Information, and this Statement of Additional Information is incorporated by reference into the Prospectus. The Program's audited financial statements are incorporated in this Statement of Additional Information by reference to its 1998 annual report to shareholders. You may request a copy of the annual report at no charge by calling (800) 456-4587 ext. 789 between 8:00 a.m. and 8:00 p.m. on any business day.


                             ----------------------


    The date of this Statement of Additional Information is April 30, 1999.

                                TABLE OF CONTENTS
                                                                            Page
                                                                            ----
The Program ...............................................................   2
   In General .............................................................   2
   Terms and Conditions of Participation ..................................   2


Investment Objectives and Policies ........................................   4
   General ................................................................   4


   Risk Factors and Special Considerations Relating to Municipal Bonds ....   5
   Description of Municipal Bonds .........................................   6


   Description of Short-Term Investments ..................................   8


   Portfolio Management and Turnover Rate .................................   9
Investment Restrictions ...................................................   9
Investment Advisory and Administration Agreements .........................  10
   Investment Advisory Agreement ..........................................  10


   The Adviser ............................................................  11


   Code of Ethics .........................................................  12
   Administration Agreement ...............................................  12


Management of the Program .................................................  13
   Directors and Officers .................................................  13
Net Asset Value ...........................................................  15
Redemption of Shares ......................................................  16
Exchange Privilege ........................................................  17


Taxes and Dividends .......................................................  17


   State and Local Taxes ..................................................  19
Portfolio Transactions ....................................................  19
Performance Data ..........................................................  20
General Information .......................................................  21
   Organization of the Program ............................................  21
   Description of Shares ..................................................  21
   Independent Auditors ...................................................  22
   Custodian, Transfer, Program and Dividend Disbursing Agent .............  22


   Legal Counsel ..........................................................  22
   Reports to Shareholders ................................................  22


   Shareholder Inquiries ..................................................  22
   Additional Information .................................................  22
Financial Statements ......................................................  22
Appendix: Ratings of Municipal Bonds ...................................... A-1

                                   THE PROGRAM

In General


     The primary investment objective of the Program is to obtain tax-exempt income through investment in a diversified portfolio (the "Portfolio") of interest bearing long-and intermediate-term state, municipal and public authority bonds, the interest on which is, in the opinion of bond counsel to the issuing authorities, exempt from Federal income tax (see "Investment Objectives and Policies" herein and "How the Program Invests" in the Prospectus for a discussion of the investment objectives and policies of the Program). This investment objective is a fundamental policy of the Program.


     The shares of capital stock, $.01 par value, of the Program ("Shares") are offered hereby without sales charge to the holders of units ("Units") of all series of Municipal Investment Trust Fund (the "Unit Trust Funds") and Defined Asset Funds--Municipal Insured Series. The Unit Trust Funds consist of a number of different unit investment trusts holding portfolios of state, municipal and public authority bonds. The Program has been formed to facilitate reinvestment of distributions on units (the "Units") of the various series of the Unit Trust Funds. Since the Program is an open-end investment company, the Shares are redeemable by the holder at the net asset value next determined after the receipt of the redemption request in proper form.

Terms and Conditions of Participation

      All persons who are or who become registered holders of Units of series of the Unit Trust Funds offering a reinvestment option are eligible to participate in the Program and are herein called "Holders." Holders include brokers or nominees of banks and other financial institutions which are or become registered holders of Units. Such eligibility is subject to the terms and conditions of participation (the "Terms and Conditions") set forth under this caption.

      Distributions on Units of series of the Unit Trust Funds offering a reinvestment option will be paid in cash unless Holders elect to reinvest such distributions in the Program by sending a notice in writing to the program agent. Each Holder participating in the Program will receive a copy of the Program's prospectus (the "Prospectus") and may request a copy of the Program's Statement of Additional Information (this "SAI"); a Holder not participating in the Program may request a copy of the Prospectus and this SAI. Holders of Units may elect to participate in the Program or to change a previous election by notice in writing to the program agent. Notice of any change in the basis of participation or of election to participate in the Program must be received by the program agent in writing at least ten days prior to the Record Day for the first distribution to which such notice is to apply.


      Under these Terms and Conditions, both distributions of interest income and distributions of capital gains, if any, and principal (or either such type of distribution) on Units of Holders participating in the Program will be invested without sales charge in Shares. Holders who are participating in the Program and whose Units are therefore subject to these Terms and Conditions are herein called "Shareholders." The Bank of New York (101 Barclay Street, New York, New York 10007) will act as the program agent (the "Agent") for the Shareholders. All securities, cash and other similar assets of the Program will be held by the Agent as custodian. The Agent also acts as the Program's dividend disbursing agent, transfer agent and registrar and performs certain other services for the Program.


      Under these Terms and Conditions, each distribution of interest income and capital gains, if any, and principal on a Shareholder's Units, will, on the date of such distribution, automatically be received by the Agent on behalf of such Shareholder and applied to purchase Shares at net asset value, without sales charge. In the case of Holders of Units whose distributions of principal are being invested in the Program, the proceeds of redemption or payment at maturity of securities held in the unit investment trust represented by the Holder's Units will be invested in Shares, rather than being distributed in cash to the Holder. Net interest income, after expenses, received by the Program on obligations in its portfolio will be distributed by the Program monthly and net realized capital gains, if any, will be distributed at least annually. Such distributions will be reinvested automatically in Shares of the Program unless the Shareholder elects, by written notice to the Agent, not to have such distributions reinvested in Shares (see "Taxes and Dividends" herein).

      The Program has qualified and intends to continue to qualify (i) for the tax treatment applicable to "regulated investment companies" under the Internal Revenue Code of 1986, as amended (the "Code") and (ii) to pay "exempt-interest" dividends as permitted under the Code. Pursuant to such qualification, if the Program distributes to Shareholders (without regard to designated capital gains distributions) an amount equal to or in excess of the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income, such "exempt-interest" dividends reflecting tax-exempt interest received by the Program will be tax-exempt in the hands of Shareholders, except possibly where a Shareholder might be deemed to be a "substantial user," as defined in the Code, or subject to alternative minimum tax. The Program will not be subject to
Federal income tax on such part of its net capital gains, if any, as it distributes to Shareholders, although it may be subject to certain state and local taxes. For these purposes, any capital gains of the Program which are reinvested are considered to have been distributed (see "Taxes and Distributions" herein)


      In addition to their right to redeem their Shares and receive a payment equal to the net asset value thereof (see "Redemption of Shares and Exchange Privilege" herein), Shareholders may at any time, by so notifying the Agent in writing (the Agent will deliver a copy of such notice to the trustee for the respective series of the Unit Trust Funds), elect to (i) terminate their participation in the Program and thereafter receive all distributions on their Units in cash, (ii) terminate their participation in part as to distributions of capital gains and principal on their Units and thereafter receive distributions in cash out of the principal accounts for the respective Unit Trust Funds or
(iii) terminate their participation in part as to distributions of interest on their Units and thereafter receive future distributions in cash out of the interest accounts for the respective series.


      All the costs of establishing and administering the Program and these Terms and Conditions are borne by the Program. The administrators of the Program (the "Administrators") are Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"), Prudential Securities Incorporated, Morgan Stanley Dean Witter Inc., and Salomon Smith Barney Inc., which are sponsors of Unit Trust Funds. The investment adviser to the Program is Fund Asset Management, L.P. (the "Adviser" or "FAM"), Box 9011, Princeton, New Jersey 08543-9011, a registered investment adviser and an affiliate of Merrill Lynch. The Adviser receives as annual compensation, payable monthly, for its services in connection with the Program a fee of 0.5% of the average net assets of the Program. The Administrators receive from the Adviser as annual compensation, payable monthly, for their services in connection with the Program a fee of 0.2% of the average net assets of the Program (see "Investment Advisory and Administration Agreements").

  The Agent will mail to each Shareholder a report of each transaction undertaken for such Shareholder in receiving distributions and purchasing Shares. Distributions on Units which are applied to purchase Shares are considered to have been distributed to Shareholders for Federal income tax purposes, and all taxes which are payable in respect to such distributions must be paid by Shareholders regardless of participation in the Program.


      On tender for redemption of any or all of his Shares, a Shareholder will be entitled to receive within seven days a payment representing the net asset value of the Shares (including fractional Shares), provided that such right of redemption may be suspended or postponed under certain circumstances described under "Redemption of Shares and Exchange Privilege" herein.

      If the Holder is a broker or a nominee of a bank or another financial institution, the trustee and Agent will apply these Terms and Conditions on the basis of the respective numbers of Units certified from time to time by such Holder to be the total numbers of Units registered in such Holder's name and held for the accounts of beneficial owners who are to participate in the Program, upon the several bases of participation offered by the Program at the time. It is anticipated, however, that, due to administrative problems connected with Units held in "street name" other than by Merrill Lynch, such Units will be registered in the names of the beneficial owners thereof unless such owners elect not to participate in the Program.


      Merrill Lynch or its nominee holds in its name Program Shares for the accounts of customers whose Unit Trust Funds are held in Merrill Lynch accounts and who elect to reinvest in the Program. These Shares may be transferred to an account in the customer's name with the Agent upon request. Merrill Lynch maintains records identifying the names and addresses of these customers and their Share balances, and will be compensated for these services by the Agent out of fees it receives from the Program. During the fiscal year ended December 31, 1998, the Agent paid Merrill Lynch $451,851 for these services.

      Experience may indicate that changes in these Terms and Conditions are desirable or that this offering should be terminated. Such changes may be made or this offering may be terminated at the direction of the Board of Directors of the Program (the "Board") without notice to any Shareholder. The Board may at any time appoint a substitute agent or an additional agent to act for the Program.

                       INVESTMENT OBJECTIVES AND POLICIES


      The primary investment objective of the Program is to obtain tax-exempt income through investment in a diversified portfolio (the "Portfolio") of interest bearing long- and intermediate-term state, municipal and public authority bonds, the interest on which is, in the opinion of bond counsel to the issuing authorities, exempt from Federal income tax ("Municipal Bonds" or "Bonds").


General

      In making the Program's investments in Municipal Bonds, the Adviser considers the following factors, among others:


         (i) the quality of the bonds, (a) not less than 75% of which (determined on the basis of current value) will at the time of acquisition be rated "A" or better by Standard & Poor's Rating Group ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's") and all of which will at such time be rated "BBB" or better by Standard & Poor's or Fitch IBCA, Inc. ("Fitch"), or "Baa" or better by Moody's or (b) which will have, in the opinion of the Adviser, similar credit characteristics. (Under current market and other conditions, the Board has determined that all of the Bonds in which the Program invests will at the time of acquisition be rated "BBB" or "Baa" or better by either of such rating agencies or will have, in the opinion of the Adviser, similar credit characteristics. No split-rating below "BBB" or "Baa" by one or more of such rating agencies at the time of the acquisition will be permitted). (See Appendix: "Ratings of Municipal Bonds" for a description of the rating categories);


         (ii) the yield and price of the Bonds relative to other Bonds of comparable quality and maturity; and

         (iii) the diversification of the Bonds as to purpose of issue and location of issuer, taking into account the availability in the market of issuers which meet the Program's quality, rating, yield and price criteria.

      While the Program will invest the proceeds of the sale of its Shares (and other cash proceeds such as those generated by redemptions, maturities or sales of portfolio securities) as promptly as possible, some short period of time may elapse between the time the Program receives such proceeds and the time such proceeds are invested by the Program. However, the Program reserves the right to extend such period for defensive purposes. During such periods such proceeds may be held in cash or invested in temporary investments (principally state, municipal and public authority notes, bonds and commercial paper) ("Temporary Investments") that have credit characteristics, in the opinion of the Adviser, similar to those provided for other portfolio securities and the interest income on which is, in the opinion of counsel to the issuing authorities, exempt from federal income tax. The Program will not invest in short-term obligations other than those on which the interest income is, in the opinion of counsel to the issuing authorities, exempt from federal income tax. The Fund may also invest in variable rate demand obligations ("VRDOs") and VRDOs in the form of particpation interests ("Participating VRDOs") in variable rate tax-exempt obligations held by a financial institution.

      The fact that a Bond may cease to be rated or that its rating may be reduced below the ratings referred to above will not require that it be eliminated from the Portfolio but will be considered by the Adviser in determining whether it should be retained or sold.


      A portion of the Program's assets may be invested in Bonds rated BBB by Standard & Poor's or Fitch or Baa by Moody's. Although Bonds rated BBB by Standard & Poor's or Fitch normally exhibit adequate protection parameters, they entail a greater degree of risk and are of a more speculative nature than obligations rated in the higher categories. Therefore, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt obligations in this category than in higher rated categories. Bonds rated Baa by Moody's are also speculative in nature and entail greater risks than those rated in higher categories. Although interest payments and principal security may appear adequate for the present, certain protective elements may be lacking or may be characteristically unreliable over any great length of time. See Appendix:
"Ratings of Municipal Bonds" for a description of rating categories.

      At the time that Bonds are originally issued, opinions relating to the validity of such Bonds and to the exemption of interest thereon from federal income taxes are rendered by counsel to the respective issuing authorities. Neither the Program nor the Adviser nor the Administrators nor the Agent, nor their counsel, will make any review of the proceedings relating to the issuance of the Bonds or the basis for such opinions.

      The Program does not intend to concentrate its investments in obligations of any one state.

Risk Factors and Special Considerations Relating to Municipal Bonds

      The risks and special considerations involved in investment in Municipal Bonds vary with the types of instruments being acquired. See "Investment Objectives and Policies--Description of Municipal Bonds".

      The value of Municipal Bonds generally may be affected by uncertainties in the municipal markets as a result of legislation or litigation changing the taxation of Municipal Bonds or the rights of Municipal Bond holders in the event of a bankruptcy. Municipal bankruptcies are rare and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear. Further, the application of state law to Municipal Bond issuers could produce varying results among the states or among Municipal Bond issuers within a state. These uncertainties could have a significant impact on the prices of the Municipal Bonds in which the Program invests.

      The suitability for any particular investor of a purchase of shares of the Program will depend upon, among other things, such investor's investment objectives and such investor's ability to accept the risks of investing in such markets, including the loss of principal.


      An investment in the Program should be made with an understanding of the risks which an investment in fixed-rate long- and intermediate-term debt obligations may entail, including the risk that the value of the Program's portfolio, and hence the net asset value of the Shares, will decline with increases in interest rates. Interest rates and, thus, the value of the fixed rate debt obligations, have fluctuated substantially in recent periods and may continue to do so in the future.


      The yields on Bonds are dependent on a variety of factors, including general money market conditions, general conditions of the municipal bond market, size of a particular offering, the maturity of the obligation and rating of the issue. The ratings of Moody's and Standard & Poor's and Fitch represent their opinions as to the quality of the Bonds which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, Bonds with the same maturity, coupon and rating may have different yields, while Bonds of the same maturity and coupon with different ratings may have the same yield.

      Litigation challenging the validity under state constitutions of present systems of financing public education has been initiated in a number of states. Decisions in some states have been reached holding such school financing in violation of state constitutions. In addition, legislation to effect changes in public school financing has been introduced in a number of states. The Program is unable to predict the outcome of the pending litigation and legislation in this area and what effect, if any, resulting changes in the sources of funds, including proceeds from property taxes applied to the support of public schools, may have on any school Bonds which may be in the Portfolio.

      Certain of the Bonds in the Portfolio may be bonds of issuers (including California issuers) who rely in whole or in part on ad valorem real property taxes as a source of revenue. An amendment to the constitution of the State of California approved in 1978, commonly referred to as "Proposition 13," provides for strict limitations on such ad valorem real property taxes and has had a significant impact on the taxing powers of local governments and on the financial conditions of school districts and local governments in California. As of the date hereof, none of the Bonds in the Portfolio and none of the ratings thereof have been directly affected by Proposition 13, but there is no assurance that there will be no such adverse effects in the future. Similar proposals, in the form of state legislative proposals or voter initiatives, to limit ad valorem real property taxes have been introduced in various other states. It is not possible at this time to predict the final impact of Proposition 13, or of similar future legislative or constitutional measures, on school districts and local governments or on their abilities to make future payments on their outstanding debt obligations.

      From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on Bonds or for making available to municipal issuers alternative sources of funds or credit which might result in substantial amounts of financing being made available from other sources--such as the issuance of taxable bonds accompanied by a partial Federal subsidy of interest payments thereon. Similar proposals may be advanced in the future. If these proposals or similar proposals were to be enacted, the availability of Bonds for investment by the Program and the value of the Program's Portfolio would be affected. Additionally, the Program would reevaluate its investment objectives and policies and consider changes in the structure of the Program, subject to any applicable requirement for Shareholder approval.

Description of Municipal Bonds

      Set forth below is a detailed description of the Municipal Bonds and Temporary Investments in which the Program may invest. Information with respect to ratings assigned to tax-exempt obligations that the Program may purchase is set forth in Appendix: "Ratings of Municipal Bonds". See "How the Program Invests" in the Prospectus.


      The Tax Reform Act of 1986 (the "1986 Act") made substantial changes to the rules regarding the tax treatment of state and local government bonds. Among other changes, the 1986 Act narrowed the scope of state and local government bonds which qualify for exemption, and introduced the concept of "private activity bonds" to replace the prior law concept of "industrial development bonds." In addition to investing in Bonds which are subject to the current rules under the 1986 Act and subsequent legislation, the Program holds and will continue to hold Bonds, including industrial development bonds, which were issued prior to the 1986 Act and which continue to be tax-exempt.

      The types of Bonds which may be purchased for the Portfolio include debt obligations issued to obtain funds for various public purposes, including, among other purposes, the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, street and water and sewer works. Other such public purposes include the refunding of outstanding obligations and obtaining funds for general operating expenses and lending to other public institutions and facilities. In addition, certain types of private activity bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, airport, public transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. Such obligations are included within the types of Bonds which may be acquired by the Program if the interest paid thereon is exempt from federal income tax in the opinion of counsel for the issuing governmental authority. Other types of private activity bonds, the proceeds of which are used for the acquisition, construction, reconstruction or improvement of privately-operated manufacturing facilities, may also qualify for such tax exemption, although the current federal tax laws place substantial limitations on the size of such issues.

      General Obligation Bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. The taxing power of any governmental entity may be limited, however, by provisions of its state constitution or laws, and an entity's creditworthiness will depend on many factors, including potential erosion of its tax base due to population decline, natural disasters, decline in the state's industrial base or inability to attract new industries, economic limits on the ability to tax without eroding the tax base, state legislative proposals or voter initiatives to limit ad valorem real property taxes and the extent to which the entity relies on Federal or state aid, access to capital markets or other factors beyond the state's or entity's control. Accordingly, the capacity of the issuer of a general obligation bond as to the timely payment of interest and the repayment of principal when due is affected by the issuer's maintenance of its tax base.

      Revenue Bonds. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as payments from the user or the facility being financed; accordingly the timely payment of interest and the repayment of principal in accordance with the terms of the revenue or special obligation bond is a function of the economic viability of such facility or such revenue source.

      IDBs and Private Activity Bonds. The Program may purchase IDBs and private activity bonds. IDBs and private activity bonds are, in most cases, tax-exempt securities issued by states, municipalities or public authorities to provide funds, usually through a loan or lease arrangement, to a private entity for the purpose of financing construction or improvement of a facility to be used by the entity. Such bonds are secured primarily by revenues derived from loan repayments or lease payments due from the entity which may or may not be guaranteed by a parent company or otherwise secured. IDBs and private activity bonds generally are not secured by a pledge of the taxing power of the issuer of such bonds. Therefore, an investor should be aware that repayment of such bonds generally depends on the revenues of a private entity and be aware of the risks that such an investment may entail. Continued ability of an entity to generate sufficient revenues for the payment of principal and interest on such bonds will be affected by many factors including the size of the entity, capital structure, demand for its products or services, competition, general economic conditions, government regulation and the entity's dependence on revenues for the operation of the particular facility being financed. The Program may not be an appropriate investment medium for entities that are a "substantial user of facilities" financed by private activity bonds or for investors who are "related persons" thereof within the meaning of Section 147(a) of the Code.

      "Moral  Obligation"  Bonds.  The  Program  also may  invest in the  "moral
obligation"   bonds,  which  are  normally  issued  by  special  purpose  public authorities. If an issuer of moral obligation bonds is unable to meet its obligations, the repayment of such bonds becomes a moral commitment but not a legal obligation of the state or municipality in question.


      Municipal Lease Obligations. Also included within the general category of Bonds are participation certificates in a lease, an installment purchase contract or a conditional sales contract (hereinafter collectively called "lease obligations") entered into by a state or political subdivision to finance the acquisition, development or construction of equipment, land or facilities. Although lease obligations do not constitute general obligations of the issuer for which the lessee's unlimited taxing power is pledged, a lease obligation is frequently backed by the lessee's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the lessee has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional securities. Certain investments in lease obligations may be illiquid. The Program may not invest in illiquid lease obligations if such investment, together with all other illiquid investments, would exceed 15% of the Program's net assets. The Program may, however, invest without regard to such limitation in lease obligations which the Adviser, pursuant to guidelines which have been adopted by the Board of Directors and subject to the supervision of the Board, determines to be liquid. The Adviser will deem lease obligations liquid if they are publicly offered and have received an investment grade rating of BBB or better by Standard & Poor's or Fitch, or Baa or better by Moody's. Unrated lease obligations, or those rated below investment grade, will be considered liquid if the obligations come to the market through an underwritten public offering and at least two dealers are willing to give competitive bids. In reference to the latter, the Adviser must, among other things, also review the creditworthiness of the entity obligated to make payment under the lease obligation and make certain specified determinations based on such factors as the existence of a rating or credit enhancement such as insurance, the frequency of trades or quotes for the obligation and the willingness of dealers to make a market in the obligation.


   Forward Commitments. Municipal Bonds may be purchased or sold on a delayed delivery basis or may be purchased on a forward commitment basis at fixed purchase terms with periods of up to 45 days between the commitment and settlement dates. The purchase will be recorded on the date the Program enters into the commitment and the value of the security will thereafter be reflected in the calculation of the Program's net asset value. The value of the security on the delivery date may be more or less than its purchase price. A separate account of the Program will be established with The Bank of New York (101 Barclay Street, New York, New York 10007, the custodian (the "Custodian") and Agent for the Program, consisting of cash or liquid securities having a market value at all times until the delivery date at least equal to the amount of its commitment in connection with such delayed delivery and purchase transactions. Although the Program will generally enter into forward commitments with the intention of acquiring securities for its Portfolio, the Program may dispose of a commitment prior to settlement if the Adviser deems it appropiate to do so. There can, of course, be no assurance that the judgments upon which these techniques are based will be accurate or that such techniques when applied will be effective. The Program will enter into forward commitment or delayed delivery arrangements only with respect to securities in which it may otherwise invest.


      Illiquid Securities. The Program may invest up to 15% of its net assets in securities that lack an established secondary trading market or otherwise are considered illiquid. Liquidity of a security relates to the ability to dispose easily of the security and the price to be obtained upon disposition of the security, which may be less than would be obtained for a comparable more liquid security. Illiquid securities may trade at a discount from comparable, more liquid investments. Investment of the Program's assets in illiquid securities may restrict the ability of the Program to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where the Program's operations require cash, such as when the Program redeems shares or pays dividends, and could result in the Program borrowing to meet short-term cash requirements or incurring capital losses on the sale of illiquid investments.

      Borrowing and Leverage. The use of leverage by the Program creates an opportunity for greater total return, but, at the same time, creates special risks. For example, leveraging may exaggerate changes in the net asset value of Program shares and in the yield on the Program's portfolio. Although the principal of such borrowings will be fixed, the Program's assets may change in value during the time the borrowings are outstanding. Borrowings will create interest expenses for the Program which can exceed the income from the assets purchased with the borrowings. To the extent the income or capital appreciation derived from securities purchased with borrowed funds exceeds the interest the Program will have to pay on the borrowings, the Program's return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such borrowed funds is not sufficient to cover the cost of borrowing, the return to the Program will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced. In the latter case, the Investment Adviser in its best judgment nevertheless may determine to maintain the Program's leveraged position if it expects that the benefits to the Program's shareholders of maintaining the leveraged position will outweigh the current reduced return.


Description of Short-Term Investments

      The Program may invest in short-term tax-exempt instruments subject to the limitations set forth above and in the Prospectus under "How the Fund Invests". The tax-exempt money market securities may include municipal notes, municipal commercial paper, municipal bonds with a remaining maturity of less than one year, variable rate demand notes and participations therein.

      Municipal Notes. Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the note may not be fully repayed and the Program may lose money.

      Municipal Commercial Paper. Municipal commercial paper is generally unsecured and issued to meet short-term financing needs. The lack of security presents some risk of loss to the Program.

      Variable Rate Demand Obligations. VRDOs are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand on the part of the holder thereof to receive payment of the unpaid balance plus accrued interest upon a short notice period not to exceed seven days. There is, however, the possibility that because of default or insolvency the demand feature of VRDOs and Participating VRDOs may not be honored. The interest rates are adjustable at intervals (ranging from daily to up to one year) to some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market value of the VRDOs, at approximately the par value of the VRDOs on the adjustment date. The adjustments typically are based upon the Public Securities Association Index or some other appropriate interest rate adjustment index. The Program may invest in all types of tax-exempt instruments currently outstanding or to be issued in the future which satisfy the short-term maturity and quality standards of the Program.

      Participating VRDOs provide the Program with a specific undivided interest (up to 100%) of the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the Participating VRDOs from the financial institution upon a specified number of days notice, not to exceed seven days. In addition, the Participating VRDO is backed by an irrevocable letter of credit or guaranty of the financial institution. The Program would have an undivided interest in the underlying obligation and thus participate on the same basis as the financial institution in such obligation except that the financial institution typically retains fees out of the interest paid on the obligation for servicing the obligation, providing the letter of credit and issuing the repurchase commitment. The Program has been advised by its counsel that the Program should be entitled to treat the income received on Participating VRDOs as interest from tax-exempt obligations.

      VRDOs that contain an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest on a notice period exceeding seven days may be deemed to be illiquid securities. A VRDO with a demand notice period exceeding seven days will therefore be subject to the Program's restriction on illiquid investments unless, in the judgment of the Board, such VRDO is liquid. The Board may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring liquidity of such VRDOs. The Board, however, will retain sufficient oversight and will be ultimately responsible for such determinations.

      The short-term tax-exempt instruments in which the Program may invest will be in the following rating categories at the time of purchase: MIG-1/VMIG-1 through MIG-4/VMIG-4 for notes and VRDOs and Prime-1 through Prime-3 for commercial paper (as determined by Moody's), SP-1 through SP-2 for notes and A-1 through A-3 for VRDOs and commercial paper (as determined by S&P), or F-1 through F-3 for notes, VRDOs and commercial paper (as determined by Fitch). Temporary investments, if not rated, must be of comparable quality in the opinion of the Adviser. In addition, the Program reserves the right to invest temporarily a greater portion of its assets in temporary investments for defensive purposes, when, in the judgment of the Adviser, market conditions warrant.

Portfolio Management and Turnover Rate


      The Program will attempt to attain its investment objectives by careful initial selection of Bonds with a view to holding them for investment. However, the Program reserves the right to sell Portfolio securities whenever it deems such action advisable to maintain competitive yields or to protect capital in the event the business of an issuer has deteriorated or, in the opinion of the Adviser, is likely to deteriorate or when the period of time to maturity on Portfolio securities has shortened to such an extent as to make it undesirable, in the opinion of the Adviser, to retain such securities in the Portfolio or when it believes that it is desirable for defensive purposes and in anticipation of a rise in interest rates to sell Portfolio securities and invest the proceeds temporarily in short-term obligations which have credit characteristics, in the opinion of the Adviser, similar to those provided for other Portfolio securities and the interest income on which is, in the opinion of counsel to the issuing authorities, exempt from Federal income tax. Portfolio turnover rate is calculated by dividing the lesser of purchases or sales (not including purchases or sales of short-term obligations and subsequent reinvestments in Bonds as described above) of Portfolio securities for the year by the monthly average value of Portfolio securities. For the fiscal years ended December 31, 1998 and 1997, the portfolio turnover rates were 178% and 131%, respectively.


                             INVESTMENT RESTRICTIONS

      The following investment restrictions are deemed fundamental policies of the Program and may be changed only by the vote of the lesser of (1) the holders of 67% of the Program's outstanding voting securities present at a meeting if the holders of more than 50% of such outstanding voting securities are present in person or by proxy or (2) the holders of more than 50% of the Program's outstanding voting securities.

      The Program will not:

            (1) invest in securities or other investments other than Bonds and short-term tax exempt securities, the interest on which is, in the opinion of counsel to the issuing authorities, exempt from federal income tax;

            (2) purchase securities on margin (but the Program may obtain such short term credits as may be necessary for the clearance of purchases and sales of securities), make short sales of securities, maintain a short position or write or purchase put or call options;

            (3) borrow money, except from banks as a temporary measure for emergency purposes, where such borrowings would not exceed 5% of its total assets (taken at current value);

            (4) pledge assets except to secure indebtedness permitted by (3) above, with pledged assets to be no more than 10% of its total net assets (taken at current value);

            (5) purchase any security if as a result (a) more than 5% of the Program's total assets (taken at current value) would be invested in securities of the issuer thereof (other than securities issued or guaranteed by the United States government) or (b) the Program would hold more than 10% of any class of securities of the issuer thereof other than securities issued or guaranteed by the United States government (taking all debt issued as a single class) or more than 10% of the voting securities of the issuer thereof;

            (6) invest for the purpose of exercising control or management of any company;

            (7) invest in securities of other investment companies, except as part of a merger, consolidation, purchase of assets or similar transaction approved by the Program's Shareholders;

            (8) make investments in oil, gas or other mineral exploration programs, commodities, commodity contracts or real estate, although the Program may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which deal in real estate or interests therein;

            (9) act as an underwriter except as it may be deemed such in a sale of restricted securities;

            (10) participate on a joint (or joint and several) basis in any trading account in securities (the "bunching" of orders for the sale or purchase of Portfolio securities with other funds or accounts advised or sponsored by the Adviser or any of its affiliates to reduce brokerage commissions or otherwise to achieve the best overall execution not being considered participation in a trading account in securities);

            (11) purchase or retain securities of an issuer if, to the knowledge of the Program, an officer or director of the Program or the Adviser owns beneficially more than 1/2 of 1% of such shares or securities of such issuer and all such directors and officers owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities; or

            (12) make loans, except through the purchase of debt obligations.

      Except in the case of the restriction set forth in clause (11), the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

      For purposes of the investment restrictions set forth in clause (8), the term "exploration programs" includes oil, gas or other mineral leases, as well as exploration programs.


      The Program does not have a policy with respect to the issuance of senior securities. However, the Program currently does not intend to issue any senior securities.


      Because of the affiliation of Merrill Lynch with the Adviser, the Program is prohibited from engaging in certain transactions involving Merrill Lynch or its affiliates except pursuant to an exemptive order under the Investment Company Act of 1940, as amended (the "Investment Company Act"). See "Portfolio Transactions." Without such an exemptive order the Program would be prohibited from engaging in portfolio transactions with Merrill Lynch or any of its affiliates acting as principal.


                INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS


Investment Advisory Agreement

      Pursuant to an Investment Advisory Agreement (the "Agreement"), the Adviser has agreed, subject at all times to the general supervision of the Board, to (1) manage the Portfolio of the Program in accordance with its investment objectives and policies and furnish to the Program investment advice and (2) (a) assist in supervising all aspects of the Program's operations including coordinating all matters relating to the functions of the Agent, Custodian and other parties performing operational functions for the Program;
(b) provide the Program, at the Adviser's expense, with the services of such persons competent to perform such administrative and clerical functions as are necessary in order to provide effective administration of the Program, including duties in connection with Shareholder relations, reports, redemption requests and account adjustments and the maintenance of certain non-accounting Program books and records; (c) provide the Program, at the Adviser's expense, with adequate office space and related services; (d) supervise and administer the operation of the Exchange Privilege referred to in "Redemption of Shares" and "Exchange Privilege"; and (e) to the extent required by then current federal securities laws, regulations thereunder or interpretations thereof, pay for the printing of all Program prospectuses used in connection with the distribution and sale of the Shares (a regulation permits investment companies to pay such expenses only when an agreement to that effect has been approved by shareholders and subject to various other conditions). In return the Program has agreed to pay a fee each month to the Adviser at the annual rate of 0.5% of the value of the Program's average daily net assets from the beginning of the year to the end of such month. For the fiscal years ended December 31, 1996, 1997 and 1998, the advisory fees paid by the Program to the Adviser aggregated $405,367, $2,678,488 and $2,680,487, respectively.

     The Program pays all the other costs and expenses incurred in connection with its organization and operations, including: fees of the program agent, transfer agent, custodian and dividend disbursing agent; costs of printing and mailing stock certificates, shareholder reports, proxy materials and (except to the extent borne by the Adviser or the Administrators) prospectuses and statements of additional information; legal and auditing fees; costs and expenses of the sale, issue and redemption of its Shares (including fees and expenses of registering the Shares under federal and state securities laws); fees and expenses of unaffiliated directors; costs of accounting and pricing services (including the daily calculation of net asset value); interest, brokerage costs, insurance and taxes. Accounting services are provided for the Program by the Adviser, and the Program reimburses the Adviser for its costs in connection with such services. For the fiscal year ended December 31, 1998, such reimbursement amounted to and $91,338. For the fiscal year ended December 31, 1998, the Program's total expenses were $4,079,301 (representing 0.76% of its average net assets).


      The Agreement provides that the use of the name "The Municipal Fund Investment Accumulation Program" by the Program is non-exclusive and that the Adviser may allow other persons, including other investment companies, to use the name. The name may also be withdrawn by the Adviser, in which event the Adviser has agreed to present the question of continuing the Agreement to a vote of the Shareholders.


      The Agreement will continue from year to year if approved at least annually either (i) by a vote of a majority of the Program's Shares or (ii) by the Board and, in each case, by the vote of a majority of those directors who are not parties to the Agreement or interested persons of any such party cast in person at a meeting called for the purpose of voting on such approval. It was approved by Shareholders on June 5, 1987 and by the Board (including all of the non-interested directors) on March 30, 1999. The Agreement provides that the Adviser shall have no liability to the Program or any Shareholder for any error of judgment, mistake of law or any loss arising out of any investment, or for any other act or omission in the performance by the Adviser of its duties under the Agreement, except for liability resulting from willful misfeasance, bad faith or gross negligence on the Adviser's part or from reckless disregard by the Adviser of its obligations and duties under the Agreement. The Agreement automatically terminates upon its assignment, is terminable, without penalty, by the Board or by vote of the holders of a majority of the Shares on 60 days' notice to the Adviser and by the Adviser on 90 days' notice to the Program. The Adviser's right to terminate could operate to the disadvantage of or work a hardship on the Program.


The Adviser

      The Adviser to the Program is Fund Asset Management, L.P. (the general partner of which is Princeton Services Inc., a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is itself a wholly-owned affiliate of ML & Co. and has its principal place of business at 800 Scudders Mill Road, Plainsboro, New Jersey 08536. ML & Co. has its principal place of business at World Financial Center, North Tower, 250 Vesey Street, New York, New York, 10281.


      FAM is part of the Merrill Lynch Asset Management Group ("AMG"), which acts as the investment adviser for more than 100 other registered investment companies and also offers portfolio management and portfolio analysis services to individual and institutional accounts. As of March 1999, AMG had a total of approximately $515 billion in investment company and other portfolio assets under management, including assets managed for certain affiliates.

      The Agreement is non-exclusive, and the Adviser, as well as certain of its affiliates, is in the business of furnishing investment advice to individuals, institutional clients and other investment companies, including other investment accumulation programs. The fees charged to these clients vary in accordance with the type of client and services rendered. Merrill Lynch, an affiliate of the Adviser, is engaged in the underwriting, securities and commodities brokerage business and is a member organization of the New York Stock Exchange, other major securities exchanges and commodity exchanges, and the National Association of Securities Dealers, Inc. Merrill Lynch Asset Management, L.P. ("MLAM"), an affiliate of the Adviser, is an indirect wholly-owned affiliate of ML & Co. and is engaged in the investment advisory business.

      Securities held by the Program may also be held by other funds or accounts for which the Adviser acts as adviser or by its investment advisory clients. If purchases or sales of securities for the Program or other funds or accounts for which it acts or for their clients arise for consideration at or about the same time, the Adviser will attempt, subject to applicable laws and regulations, to allocate equitably portfolio transactions among the Program and the portfolios of its other investment funds or accounts whenever decisions are made to purchase or sell securities for the Program and one or more of such other funds or accounts simultaneously. In making such allocations, the main factors to be considered will be the respective investment objectives of the Program and such other funds and accounts, the relative size of the portfolio holdings of the same or comparable securities, the availability of cash for investment by the Program and such other funds and accounts, the size of investments held by the Program and such other funds and accounts, and opinions of the persons responsible for recommending investments to the Program and such other funds and accounts. While this procedure could have a detrimental effect on the price and amount of the securities available to the Program from time to time, it is the opinion of the Board that the benefits available from the Adviser's organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions. To the extent that transactions on behalf of more than one client of the Adviser during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Code of Ethics

      The Board of Directors of the Program has adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act, which incorporates the Code of Ethics of the Adviser (together, the "Codes"). The Codes significantly restrict the personal investing activities of all employees of the Adviser and, as described below, impose additional, more onerous, restrictions on the Program's investment personnel.

      The Codes require that all employees of the Adviser preclear any personal securities investments (with limited exceptions, such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the Adviser include a ban on acquiring any securities in a "hot" initial public offering and a prohibition from profiting on short-term trading in securities. In addition, no employee may purchase or sell any security which at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by the Adviser. Furthermore, the Codes provide for trading "blackout periods" that prohibit trading by investment personnel of the Program within periods of trading by the Program in the same (or equivalent) security (15 or 30 days depending upon the transaction).

Administration Agreement

      The Adviser has entered into an agreement (the "Administration Agreement") with the Administrators for the performance by them, at their expense, on behalf of the Adviser of the administrative functions described in clause (2) of the first paragraph under "Investment Advisory Agreement" which the Adviser is obligated to perform and has agreed to pay to the Administrators an aggregate monthly fee at the annual rate of 0.2% of the value of the Program's average daily net assets from the beginning of the year to the end of such month. The fee so payable by the Adviser will be allocated among the Administrators in the following respective percentages: Merrill Lynch, 48%; Prudential, 21%; Morgan Stanley Dean Witter, 21%; and Salomon Smith Barney, 10%.

      Merrill Lynch has been appointed by the other Administrators as agent for purposes of taking any action under the Administration Agreement with respect to the Program by power of attorney executed by such Administrators and filed with the Program and the Agent. Provision is also made under the Administration

Agreement that if the Administrators are unable to agree in respect to action to be taken jointly by them thereunder and cannot agree as to which Administrators shall continue to act as Administrators, then Merrill Lynch shall continue to act as sole Administrator. Similarly, if one or more of the Administrators fail to perform their duties under the Administration Agreement or become incapable of acting or become bankrupt or if their affairs are taken over by public authorities, then each such Administrator shall be automatically discharged under the Administration Agreement, and the remaining Administrators shall act as sole Administrators. In addition, the Administration Agreement is terminable, without penalty, by the Adviser on 60 days' notice to the Administrators and by the Administrators, acting as a group, on 90 days' notice to the Adviser. The Administrators' right to terminate could operate to the disadvantage of or work a hardship on the Program.

      The Administration Agreement is non-exclusive, and the Administrators, as well as their affiliates, may furnish similar administrative services to other clients, including other investment accumulation programs. The fees charged to these clients may vary in accordance with the type of client and services rendered. Each of the Administrators has acted as sponsor of a number of series of the Corporate Income Fund, the Municipal Income Fund, the Municipal Investment Trust Fund, Liberty Street Trust (Corporate Monthly Payment Series or Municipal Monthly Payment Series) or the International Bond Fund and other series of these unit investment trust investment companies and proposes to act in the future as a sponsor of new series thereof. Each of the Administrators has also acted as principal underwriter and managing underwriter of other investment companies. Each Administrator, in addition to participating as a member of various selling groups or as an agent of other investment companies, executes orders on behalf of investment companies for the purchase and sale of securities of such companies and sells securities to such companies in its capacity as broker or dealer in securities.

                            MANAGEMENT OF THE PROGRAM

Directors and Officers


      Responsibility for the Program's management rests with the Board, which meets at least quarterly to oversee the implementation of the Program's investment policies and which must approve the renewal of the Agreement. The Directors of the Program consist of seven individuals, five of whom are "interested persons" of the Program as defined in the Investment Company Act. The Directors of the Program are responsible for the overall supervision of the operations of the Program and perform the various duties imposed on the directors of investment companies by the Investment Company Act.

   The Board of Directors elects officers of the Program annually. The Directors and Officers of the program, their addresses, ages and their principal occupations for at least the last five years are set forth below.

                                    Position Held
Name, Address and Age                 with Fund       Principal Occupation(s) During Past Five Years
------------------------------      ------------      ----------------------------------------------------
TERRY K. GLENN (58)                   President and   Executive Vice President of the Adviser and
800 Scudders Mill Road                Director(1)(2)  MLAM since 1983; Executive Vice President and
Plainsboro, New Jersey 08536                          Director of Princeton Services, Inc. ("Princeton
                                                      Services") since 1993; President of Princeton
                                                      Funds Distributor, Inc. (the "Distributor") since
                                                      1986 and Director thereof since 1991; President of
                                                      Princeton Administrators, L.P. since 1988.

RONALD W. FORBES (58)                 Director(2)     Associate Professor of Finance, School of
1400 Washington Avenue                                Business, State University of New York at Albany
Albany, New York 12222                                since 1989; Consultant, Urban Institute,
                                                      Washington, D.C. since 1995.

CYNTHIA  A.  MONTGOMERY (46)          Director(2)
Harvard  Business School                              Professor, Harvard Business School, since 1989;
Soldiers Field Road                                   Associate Professor, J.L.Kellog Graduate School
Boston,   Massachusetts  02163                        of  Management,  Northwestern  University from
                                                      1985  to  1989; Assistant Professor, Graduate
                                                      School of Business  Administration,  The
                                                      University  of  Michigan  from  1979  to  1985;
                                                      Director,  UNUM Corporation since 1990 and
                                                      Director  of Newell Co.  since 1995.


                                      Position Held
Name, Address and Age                   with Fund            Principal Occupation(s) During Past Five Years
------------------------------        ------------           -----------------------------------------------

CHARLES C. REILLY (67)                Director(2)            Self-employed financial consultant since 1990;
9 Hampton Harbor Road                                        President and Chief Investment Officer of Verus
Hampton Bays, New York 11946                                 Capital, Inc. from 1979 to 1990;  Senior Vice
                                                             President of Arnhold  and  S. Bleichroeder,
                                                             Inc.from 1973 to 1990; Adjunct Professor,
                                                             Columbia University Graduate School of Business
                                                             from 1990 to 1991; Adjunct  Professor,  Wharton
                                                             School, University of Pennsylvania from 1989 to
                                                             1990;  Partner,  Small Cities Cable  Television
                                                             from 1986 to 1997.

KEVIN A RYAN (66)                     Director(2)            Founder,   current   Director   of  The  Boston
127  Commonwealth Avenue                                     University Center for Advancement of Ethics and
Chestnut Hill,  Massachusetts 02167                          Character;  Professor  of  Education  at Boston
                                                             University  since 1982;  formerly taught on the
                                                             faculties   of  The   University   of  Chicago,
                                                             Stanford University and Ohio State University.

RICHARD R. WEST (61)                  Director(2)            Professor of Finance since 1984, and Dean from
Box 604,                                                     1984 to 1993, and currently Dean Emeritus of
Genoa, Nevada 89411                                          of New York University Leonard N. Stern School
                                                             of Business Administration; Director of Bowne
                                                             & Co., Inc., Vornado Realty Trust, Inc., Smith-
                                                             Corona Corporation and Alexander's Inc.

ARTHUR ZEIKEL (66)                    Director(1)(2)         Chairman of the Adviser and MLAM from 1997 to
300 Woodland Avenue                                          1999; President of MLAM and FAM from 1977 to
Westfield, New Jersey 07090                                  1997; Chairman of Princeton Services from 1997
                                                             to 1999 and Director thereof from 1993 to 1999;
                                                             President  of Princeton  Services  from 1993 to
                                                             1997; Executive Vice President of ML & Co. from
                                                             1990 to 1999.

VINCENT R. GIORDANO (54)              Senior Vice            Senior Vice President of the Adviser and MLAM
800 Scudders Mill Road                President(1)(2)        since 1984; Senior Vice President of Princeton
Plainsboro, New Jersey 08536                                 Services since 1993; Vice President of the Adviser
                                                             from 1980 to 1984.

DONALD C. BURKE (38)                  Vice President and     Senior Vice President and Treasurer of the Adviser
800 Scudders Mill Road                Treasurer(1)(2)        and MLAM since 1999; Senior Vice President and
Plainsboro, New Jersey 08536                                 Treasurer of Princeton Services since 1999; Vice
                                                             President of the Distributor  since 1999; First
                                                             Vice  President  of the  Adviser  and MLAM from
                                                             1997 to 1999;  Vice President of MLAM from 1990
                                                             to 1997.

KENNETH A. JACOB (48)                 Vice  President(1)(2)  First Vice President of the Adviser and MLAM
800 Scudders Mill Road                                       since 1984.
Plainsboro, New Jersey 08536

ROBERTO ROFFO (33)                    Vice  President(1)(2)  Vice  President of MLAM since 1993 and Portfolio
800 Scudders Mill Road                                       Manager of the Program since 1997.
Plainsboro, New Jersey 08536


                                         Position Held
Name, Address and Age                      with Fund          Principal Occupation(s) During Past Five Years
------------------------------           --------------       -----------------------------------------------
WILLIAM E. ZITELLI (30)               Secretary (1)(2)        Attorney associated with the Adviser since 1998;
800 Scudders Mill Road                                        Attorney associated with Pepper Hamilton LLP
Plainsboro, New Jersey 08536                                  from 1997 to1998; Attorney associated with
                                                              Reboul, MacMurray,  Hewitt, Maynard and Kristol
                                                              from 1994 to 1997.


--------------

(1) Interested person, as defined in the Investment Company Act, of the Program.
(2) The Directors and officers of the Program are Directors and officers of certain other investment companies for which the Adviser or MLAM acts as investment adviser.


      Set forth below is a chart showing the aggregate compensation paid by the Program to each of its non-affiliated Directors (for the fiscal year ended December 31, 1998 and, for the calendar year ended December 31, 1998, the total compensation paid to each Director of the Program by the Program and by other investment companies advised by the Adviser or MLAM for their services as Directors or Trustees of such investment companies).

                                 Total
                              Compensation                         From Program
                                Aggregate       Pension or              and
                               Compensation  Retirement Benefits    Fund Complex
                                From the    Accrued as Part of        Paid to
   Name of Director             Program      Program Expenses        Directors
   ----------------          -------------  --------------------   -------------

   Ronald W. Forbes(1)          $1,500             None                $192,567
   Cynthia A. Montgomery(1)     $1,500             None                $192,567
   Charles C. Reilly(1)         $2,500             None                $362,858
   Kevin A. Ryan(1)             $1,500             None                $192,567


   Richard R. West(1)           $1,500             None                $346,125


-----------

(1) The Directors serve on the boards of other MLAM/FAM Advised Funds as follows: Mr. Forbes (37 registered investment companies consisting of 50 portfolios), Ms. Montgomery (37 registered investment companies consisting of 50 portfolios), Mr. Reilly (56 registered investment companies consisting of 69 portfolios), Mr. Ryan (37 registered investment companies consisting of 50 portfolios) and Mr. West (58 registered investment companies consisting of 82 portfolios).


      The Program has an Audit Committee consisting of all the directors of the Program who are not interested persons of the Program.

      Remuneration of Directors--On March 31, 1999, shares of the Program owned by all officers and directors of the Program as a group aggregated less than 1% of the total of such shares then outstanding. The Program pays each non-affiliated director an annual fee of $800 plus $100 per quarterly meeting attended and an annual fee of $300 for serving on the Program's Audit Committee, except for the Chairman of the Audit Committee who receives an annual fee of $1,000. The Program will also pay the out-of-pocket expenses of such directors relating to attendance at Meetings.

                                 NET ASSET VALUE

     Reference is made to "How Shares are Priced" in the Prospectus.

      The net asset value per Share of the Program is determined by dividing the net assets of the Program by the number of its outstanding Shares. The net assets of the Program are its gross assets less its liabilities as determined in accordance with generally accepted accounting principles. It is the ultimate responsibility of the Board to establish standards for the valuation of the Portfolio securities for purposes of determining net asset value of the Program. The Program has made arrangements with Kenny S&P Evaluation Services, a division of Kenny Information Systems, Inc., 65 Broadway, New York, New York 10006 ("Kenny"), to furnish to the Program and the Agent, on each day that the New York Stock Exchange (the "NYSE") is open for trading immediately after the declaration of dividends, estimated values (as of 15 minutes after the close of business on the NYSE, generally 4:00 P.M., New York City time) of Portfolio securities for purposes of computation of net asset value of the Shares. The NYSE is not open for trading on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving

Day, and Christmas Day. The Board has examined the methods to be used by Kenny in estimating the value of Portfolio securities and believes that such methods will reasonably and fairly approximate the price at which Portfolio securities may be sold and will result in a good faith determination of the fair value of such securities; however, there is no assurance that the Portfolio securities can be sold at the prices at which they are valued.


      Due to the nature of the secondary market for Municipal Bonds it is unlikely that current last sale transactions or unsolicited bids will be regularly available for most of the securities in the Portfolio. The method used by Kenny to value such Portfolio securities is to obtain "quotes" on comparable securities of comparable quality and to value such Portfolio securities similarly. These values are not bids or actual last sale prices but are estimates of the price at which Kenny believes the Program could sell such Portfolio securities.

      Portfolio securities with respect to which a last sale transaction is available will be valued by Kenny at such last sales transaction unless in its judgment such last sale transaction does not fairly and accurately represent the price at which such Portfolio securities may be sold. If there are current unsolicited bids outstanding for Portfolio securities with respect to which there are no such last sale transactions, Kenny will value such Portfolio securities within the range of bid and asked prices it considers best to represent the price at which such Portfolio securities can be sold in light of the then existing circumstances, unless in its judgment such range does not fairly and accurately represent the range in which such Portfolio securities may be sold.

                              REDEMPTION OF SHARES

     Shareholders have the right to redeem their Shares at net asset value by surrendering the certificates therefor properly endorsed with the signatures guaranteed by an "eligible guarantor institution" as such term is defined by Rule 17Ad-15 of the Securities Exchange Act of 1934, as amended, the existence and validity of which may be verified by the Agent through the use of industry publications, together with a request for redemption at the office of the Agent, The Bank of New York, (101 Barclay Street, New York, New York 10007). If certificates have not been issued, only delivery of the request for redemption (with signature guaranteed as set forth above) is required. The Program has arranged, however, for an exemption from the signature guarantee requirement for redemptions involving less than $5,000 on the date of receipt by the Agent of all the necessary documents where the proceeds are to be reinvested through one of the Administrators in units of Municipal Investment Trust Fund, Government Securities Income Fund, Corporate Income Fund, Defined Asset Funds, Equity Investor Fund or International Bond Fund (the "Unit Trusts") which are to be registered in the names of the registered owners of the Shares. This exemption may be reduced or eliminated without prior notice. A guarantee of each Shareholder's signature is required for all redemptions, regardless of the amount involved, where the proceeds are to be paid to Shareholders or where the units of the Unit Trusts to be purchased are to be registered in names different from those of the registered owners of the Shares.


      The redemption price will be the net asset value next determined after either (i) the certificates are tendered for redemption or (ii) if no certificates have been issued, a request for redemption is received in good order as set forth above. The price received upon redemption may be more or less than the amount paid by the Shareholder depending on the net asset value of the Shares at the time of redemption. Payment of the redemption price must be made within seven days after proper tender unless further postponement is permissible under the Investment Company Act by reason of closing of or restriction of trading on the NYSE or other emergency.

      Any of the Administrators may accept orders from dealers with whom they have satisfactory agreements for the repurchase of Shares held by Holders. Repurchase orders received by the dealer prior to the close of business on the NYSE (generally 4:00 P.M., New York City time) on any business day and transmitted by the Administrator prior to the close of its business day (generally 4:00 P.M., New York City time) are redeemed at the price determined as of the close of business on the NYSE on such day. Repurchase orders received after the close of business on the NYSE on any business day are redeemed at a price determined as of the close of business on the NYSE on the next business day. It is the responsibility of the dealers to transmit orders so that they will be received by the Administrator prior to its close of business. This repurchase arrangement is discretionary and may be withdrawn. There is no additional charge by the Program for repurchases.

      The right of redemption may be suspended during any period when the NYSE is closed, other than customary weekend and holiday closings; when trading on such exchange is restricted or an emergency exists, in each case as determined by rules and regulations of the Securities and Exchange Commission; or during any period when the Securities and Exchange Commission has by order permitted such suspension.

      The Program has elected to be obligated to pay in cash redemptions during any 90-day period for any one Shareholder up to the lesser of $250,000 or 1% of the Program's net asset value. Payments in excess of such amount will normally be made in cash. If, however, the Board determines that liquidation of the Program's holdings is impracticable or that such payment in cash would be adverse to the interests of the remaining Shareholders, such payment may be made in whole or in part in Portfolio securities. The value of any Portfolio securities distributed in payment for tendered Shares will be deemed to be their value used in determining the net asset value of the Shares at the time they were tendered for redemption. If securities rather than cash are distributed, the Shareholder will incur brokerage charges or their equivalent in dealer markdowns in liquidating these securities.

      Due to the high cost of maintaining Shareholder accounts of less than $500, the Program reserves the right to redeem Shares in any account for their then current net asset value (which will be paid promptly to the Shareholder), if at any time the total investment of such Shareholder does not have a net asset value of at least $500 due to Shareholder redemptions and the Shareholder owns no Units or has elected that no distributions on any Units owned by such Shareholder be invested in Shares. Before any such redemption is effected, the Shareholder will be given 30 days' notice, during which period he will be entitled to elect to have distributions on Units owned by such Shareholder invested in Shares or to purchase Shares to bring his account up to a net asset value of $500 and thereby avoid such redemption.

                               EXCHANGE PRIVILEGE

      Shareholders who have owned Shares for at least 60 days have an exchange privilege (the "Exchange Privilege") with shares of The Corporate Fund Accumulation Program, Inc. (the "Other Program"). Shares with an aggregate net asset value of at least $1,000 are required to qualify for the Exchange Privilege. Exchanges between the Program and the Other Program will be at their respective net asset values. The investment objectives of the Other Program differ from those of the Program, and Shareholders should obtain a currently effective prospectus for the Other Program before effecting any exchange.

   Exercise of the Exchange Privilege is treated as a sale for federal income tax purposes and, depending on the circumstances, a short- or long-term capital gain or loss may be realized. The exchange privilege is available only to Shareholders residing in states where the Other Program is qualified for sale. A noncorporate Shareholder of the Program who exercises the Exchange Privilege may be required to certify to the Other Program his Social Security Number or Taxpayer Identification Number and that he is not subject to the backup withholding tax if he wishes to avoid a 31% backup withholding tax on distributions made to him by the Other Program.

   This Exchange Privilege may be modified or terminated at any time. The Program reserves the right to limit the number of times an investor may exercise the Exchange Privilege. To exercise the Exchange Privilege, a Shareholder should contact one of the Administrators, who will advise the Program and the Other Program of the exchange, or the Shareholder may write to the Agent requesting that the exchange be effected. Such letter must be signed exactly as the account is registered with signatures guaranteed by a member firm of a national or regional stock exchange or any commercial bank or trust company. Shareholders with Shares for which certificates have not been issued may exercise the Exchange Privilege by wire through their securities dealers. The Program reserves the right to require a properly completed Exchange Application.

                               TAXES AND DIVIDENDS


      The Program has qualified and intends to continue to qualify for the special tax treatment applicable to "regulated investment companies" under the Internal Revenue Code of 1986, as amended. If the Program qualifies as a "regulated investment company" and makes distributions to Shareholders (without regard to designated capital gain dividends) in an amount equal to or exceeding the sum of 90% of its investment company taxable income and 90% of its net interest income from tax-exempt obligations, it will not be subject to Federal income tax on such part of its net ordinary income or net realized capital gains, if any, as it distributes to Shareholders. The Program expects to distribute monthly substantially all of its net interest income, after expenses. Net realized capital gains, if any, will be distributed at least annually. Such distributions of net interest income and net realized capital gains will be reinvested in additional Shares in the Program unless the Shareholder elects to receive such distributions in cash. Distributions of net interest income to be reinvested in additional Shares, or to be received in cash if elected, will be made on the 15th day of the month, or on the next succeeding business day if the 15th falls on a holiday or weekend, for the accounts of Shareholders of record on the preceding business day of such month.

      A 4% non-deductible excise tax is imposed on a regulated investment company, such as the Program, if the company does not distribute annually to its shareholders an amount equal to at least 98% of the investment company's ordinary income for the calendar year, plus at least 98% of the company's capital gain net income for the one-year period ending on October 31 of such calendar year. In addition, an amount equal to any of the investment company's undistributed ordinary income or capital gain net income from the previous calendar year must also be distributed to avoid the excise tax. The excise tax is imposed on the amount by which a company does not meet the foregoing distribution requirements. The excise tax will not, however, apply to the tax-exempt income of a regulated investment company, such as the Program, that pays "exempt-interest" dividends. In addition, if the Program has taxable income that would be subject to the excise tax, the Program intends to distribute such income so as to avoid payment of the excise tax.

      The Program intends to qualify to pay "exempt-interest" dividends as defined in the Code. If it so qualifies, dividends or any part thereof (other than any short-, or long-term capital gain distributions) paid by the Program which are attributable to interest on tax-exempt obligations and are designated by the Program as exempt-interest dividends in a written notice mailed to the Program's Shareholders within 60 days after the close of its taxable year may be treated by Shareholders for all purposes as items of interest excludable from their gross income under Section 103(a) of the Code. However, a Shareholder is advised to consult his tax adviser with respect to whether exempt-interest dividends are excludable under Section 103(a) of the Code if received by a Shareholder who would be treated as a "substantial user" under Section 147(a)(1) of the Code if such Shareholder held the tax-exempt obligations directly. A Shareholder may not deduct interest on indebtedness incurred or continued to purchase or carry Shares to the extent attributable to exempt-interest dividends.

      Distributions to Shareholders of net short-term capital gains, if any, including distributions which are reinvested in additional Shares in the Program, will generally be taxable as ordinary income. Such distributions will constitute dividends for federal income tax purposes, but, since no portion will arise from dividends, it is anticipated that such distributions will not qualify for the 70% dividends-received deduction for corporations. Distributions reflecting net long-term capital gains (designated as such by the Program) will be taxable to Shareholders as long-term capital gains regardless of the Shareholders' holding period of the Shares. The maximum tax rates applicable to net capital gains recognized by individuals and other non-corporate taxpayers are the same as ordinary income rates for capital assets held for one year or less, and 20% for capital assets held for more than 12 months. The maximum tax rate applicable to net capital gains recognized by corporate taxpayers is 35%. In the event of the redemption of Shares, gain, if any, reflecting accrued but undistributed net interest income thereon may be subject to taxation as (depending on the length of time the Shareholder has held the redeemed Shares) long-, or short-term capital gains. Shareholders should consult their own tax advisers regarding the availability and effect of a certain tax election to mark-to-market shares of Common Stock held on January 1, 2001. Capital gains or losses recognized by corporate shareholders are subject to tax at the ordinary income tax rates applicable to corporations. The tax rates for capital gains described above apply to distributions of capital gains dividends by regulated investment companies such as the Program as well as to sales and exchanges of shares in regulated investment companies such as the Program. If a Shareholder receives a capital gain dividend and has held Shares of the Program for six months or less, any loss on the sale of such Shares shall, to the extent of the capital gain dividends paid on such shares, be treated as a long-term capital loss. If the Shareholder receives an exempt-interest dividend on Shares and holds those Shares for six months or less, any loss on the sale of such Shares shall, to the extent of the amount of such exempt interest dividend, be disallowed.

      Any dividend declared by the Program in October, November or December of any year and made payable to Shareholders of record in such month will be deemed to be received on December 31 of such year if actually paid during the following January.

      Some Shareholders may be subject to a 31% withholding on reportable dividends, capital gains distributions and redemption payments ("backup withholding"). Backup withholding is not required with respect to dividends representing "exempt-interest." Generally, Shareholders subject to backup withholding will be those for whom a certified Taxpayer Identification Number ("TIN") is not on file with the Program, or who, to the Program's knowledge, have furnished an incorrect TIN or with respect to whom the Internal Revenue Service has advised the Program that there must be backup withholding. When establishing an account, an investor must certify under penalties of perjury that the TIN is correct and that he is not subject to backup withholding.

      Every person required to file a tax return must disclose on such return the amount of exempt-interest dividends received from the Program during the taxable year. The disclosure of such amount is for informational purposes only. No later than 60 days after the end of each calendar year, the Program will send to Shareholders a written notice required by the Code designating the amount of its dividends which constitute "exempt-interest dividends," the amount which is taxable as ordinary income and the amount which is taxable as long-term capital gain.

      A Shareholder may be subject to alternative minimum tax to the extent the Program holds private activity bonds and a corporate Shareholder's alternative minimum taxable income may be increased to the extent of exempt interest dividends received from the Program. Interest income with respect to certain tax-exempt bonds, known as private activity bonds, is a preference item for purposes of the corporate and individual alternative minimum tax. To the extent that the Program invests in private activity bonds, Shareholders will have preference items attributable to their proportionate shares of the interest income received by the Program from such bonds. In addition, for purposes of calculating the corporate alternative minimum tax, a corporation is required to increase its alternative minimum taxable income by 75% of the amount by which adjusted current earnings exceed alternative minimum taxable income (determined without regard to this provision or net operating losses). Under this provision, interest income from tax-exempt bonds held by the Program would increase the alternative minimum taxable income of corporate Shareholders. The Program expects that it may hold private activity bonds.

      A deductible environmental tax is imposed on a corporation's alternative minimum taxable income (computed without regard to either the alternative tax net operating loss deduction or the environmental tax deduction) at a rate of $12 per $10,000 (0.12%) of alternative minimum taxable income in excess of $2,000,000. The tax will be imposed even if the corporation is not required to pay an alternative minimum tax because the corporation's regular income tax liability exceeds its minimum tax liability. The Program is not subject to the tax. The tax is imposed on the Program's corporate Shareholders, however, and exempt-interest dividends paid by the Program that create alternative minimum tax preferences for corporate Shareholders will be subject to the tax.

      The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and these Regulations are subject to change by legislative or administrative action.

State and Local Taxes


      The exemption of interest income (including exempt-interest dividends) for Federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. Each Shareholder is advised to consult his own tax adviser in this regard.


      State and local taxing authorities may enact legislation which may require the Program to withhold a portion of dividends paid or credited to Shareholders.

                             PORTFOLIO TRANSACTIONS


      The Adviser is responsible for making portfolio investment decisions on behalf of the Program and effecting portfolio transactions with or through securities dealers, subject to the general supervision of the officers and directors of the Program. The Program will follow a policy that it will place securities transactions with a broker or dealer only if it expects to obtain the most favorable prices and executions of orders. Transactions in debt securities are generally made through securities dealers acting as principals, although the Program may purchase or sell such securities in brokerage transactions and affiliates of the Adviser may act as brokers therein if the Program expects thereby to obtain the most favorable price and execution. The portfolio securities of the Program generally are traded on a principal basis and normally do not involve either brokerage commissions or transfer taxes. The cost of portfolio securities transactions of the Program primarily consists of dealer or underwriter spreads (mark-ups and mark-downs). While reasonable competitive spreads or commissions are sought, the Program will not necessarily be paying the lowest spread or commission available. Under the Investment Company Act, persons affiliated with the Program are prohibited from dealing with the Program as a principal in the purchase and sale of securities for the Program unless such trading is permitted by an exemptive order issued by the Securities and Exchange Commission. The Program has obtained an exemptive order permitting it to engage in certain principal transactions involving high quality short-term Municipal Bonds. During the years ended December 31, 1996 and 1997, the Program did not purchase Municipal Bonds in principal transactions pursuant to the exemptive order. However in 1998, the Program entered into one transaction in which it purchased $9,994,000 of Municipal Bonds pursuant to the exemptive order. Also, under the Investment Company Act, the Program may not purchase Municipal Bonds from any underwriting syndicate of which Merrill Lynch is a member except pursuant to an exemptive order or rules adopted by the Securities and Exchange Commission.

      While there is no undertaking or agreement to do so, the Adviser may allocate securities transactions among various dealers on the basis of supplementary statistical and research information and price quotation and other services furnished to the Program or the Adviser. Such statistical and research information may be used by the Adviser in providing investment advice for all of the accounts which it manages, and it is not possible to relate the benefits of such information to any particular account. The Adviser is able to fulfill its obligations to furnish a continuous investment program to the Program without such information from dealers. However, the Adviser considers access to such information to be an important element of financial management. While such information is considered useful, its value is not determinable and the Adviser does not feel that such information reduces its expenses. In implementing the above policies, the Program will not offset brokerage commissions paid to the affiliates of the Adviser, if any, against advisory fees payable to the Adviser, nor will it attempt to offset brokerage commissions payable to other brokers which effect Portfolio transactions for the Program. The Board has considered the propriety of seeking such offsets and has determined that it is in the best interest of the Program not to seek such offsets at this time and that it will reconsider this determination in the future at least annually. The Program may effect Portfolio transactions conducted on an agency basis through affiliates of the Adviser provided that, in the judgment of the Adviser, more favorable prices or executions are not obtainable elsewhere. During the fiscal years ended December 31, 1996, 1997 and 1998, the Program did not pay any brokerage commissions.

      An affiliated person of the Program may serve as broker for the Program in OTC transactions conducted on an agency basis. Certain court decisions have raised questions as to the extent to which investment companies should seek exemptions under the Investment Company Act in order to seek to recapture underwriting and dealer spreads from affiliated entities. The Board has considered all factors deemed relevant and have made a determination not to seek such recapture at this time. The Board will reconsider this matter from time to time.

      The Program may not purchase securities, including Municipal Bonds, during the existence of any underwriting syndicate of which Merrill Lynch is a member or in a private placement in which Merrill Lynch serve as placement agent except pursuant to procedures approved by the Board which either comply with rules adopted by the Commission or with interpretations of the Commission staff. Rule 10f-3 under the Investment Company Act sets forth conditions under which the Program may purchase Municipal Bonds from an underwriting syndicate of which Merrill Lynch is a member. The rules sets forth requirements relating to, among other things, the terms of an issue of Municipal Bonds purchased by the Program, the amount of Municipal Bonds that may be purchased in any one issue and the assets of the Program that may be invested in a particular issue.

      Because of different objectives or other factors, a particular security may be bought for one or more clients of the Adviser or an affiliate when one or more clients of the Adviser or an affiliate are selling the same security. If purchases or sales of securities arise for consideration at or about the same time that would involve the Program or other clients or funds for which the Adviser or an affiliate acts a manager, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Adviser or an affiliate during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

                                PERFORMANCE DATA

      The Program may from time to time include its average annual total return and yield in advertisements or information furnished to present or prospective shareholders. Both total return and yield figures are based on the Program's historical performance and are not intended to indicate future performance. Average annual total return and yield are determined in accordance with formulas specified by the Securities and Exchange Commission.

      Average annual total return quotations for the specified periods will be computed by finding the average annual compounded rates of return (based upon net investment income and any capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investments at the end of each period. Average annual total return will be computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses.

      Yield quotations will be computed based on a 30-day period by dividing the net income earned during the period based on the yield to maturity of each security held by the Program by the average daily number of shares outstanding during the period that were entitled to receive dividends times the maximum offering price per share on the last day of the period.

      The Program's average annual total return and yield will vary depending upon market conditions, the securities comprising the Program's Portfolio, the Program's operating expenses and the amount of net capital gains or losses realized by the Program during the period. An investment in the Program will fluctuate and an investor's Shares, when redeemed, may be worth more or less than their original cost.

      On occasion, the Program may compare its performance to that of the Standard & Poor's 500 Composite Stock Price Index, the Value Line Composite Index, the Dow Jones Industrial Average, the Lehman Brothers Municipal Bond Index or performance data published by Lipper Analytical Services, Inc., Morningstar Publications, Inc., Money Magazine, U.S. News & World Report, Business Week, CDA Investment Technology, Inc., Forbes Magazine, Fortune Magazine or other industry publications. When comparing its performance to a market index, the Program may refer to various statistical measures derived from historical performance of the Program and the index, such as standard deviation and beta. From time to time, the Program may include the Program's Morningstar risk-adjusted performance ratings in advertisements or supplemental sales literature. As with other performance data, performance comparisons should not be considered indicative of the Program's relative performance for any future period.

     Set forth below is the Program's average annual total return information for the periods indicated:

                       Year Ended      5-Year Period Ended  10-Year Period Ended
                    December 31, 1998   December 31, 1998     December 31, 1998
                   ------------------  -------------------  --------------------


 Average Annual
   Total Return (a)       5.35%                5.04%                 7.23%


------------------
(a) Average annual total return quotations for the specified periods are computed by finding the average annual compounded rates of return (based upon net investment income and any capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return is computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses.

      The Program may supplement this Statement of Additional Information with yield quotations to comply with certain regulations issued by the Securities and Exchange Commission with respect to the advertisement of performance. Yield quotations will be computed based on a 30-day period by dividing the net income earned during the period based on the yield to maturity of each security held by the Program by the average daily number of shares outstanding during the period that were entitled to receive dividends times the maximum offering price per share on the last day of the period.

GENERAL INFORMATION

Organization of the Program

      The Program, an open-end diversified management investment company registered under the Investment Company Act was incorporated in Maryland on October 11, 1976. The Program does not intend to hold meetings of Shareholders unless under the Investment Company Act Shareholders are required to act on any of the following matters: (i) election of directors; (ii) approval of an investment advisory agreement; (iii) approval of a distribution plan or (iv) ratification of selection of independent accountants.

Description of Shares

      The Program is authorized to issue a total of 100,000,000 Shares of $.01 par value each. There is no limitation on the sales charge, if any, at which the Shares may be offered or the types of investors to whom offerings may be made. Shares are fully paid and non-assessable when issued, have no pre-emptive, conversion or exchange rights and are transferable without restriction. Each Share entitles the holder to one vote at all meetings of shareholders. Cumulative voting is not permitted. Thus the holders of more than 50% of the Shares voting for the election of the Directors can elect all of the Directors of the Program if they choose to do so and in such event the holders of the remaining Shares would not be able to elect any Directors. Holders of Shares are entitled to participate equally in dividends and distributions, and, in addition, in the event of the distribution or liquidation of the Program the holders of Shares will be entitled to participate equally in any assets of the Program. Unless requested to do so by a Shareholder, the Program will not ordinarily issue certificates representing Shares but will instead establish for each Shareholder through the Agent an account under which such Shares are held for safekeeping.

Independent Auditors


      Deloitte & Touche LLP, 117 Campus Drive, Princeton, New Jersey 08540-6400, has been selected as the independent auditors of the Program. The selection of independent auditors is subject to approval by the non-interested Directors of the Program. The independent auditors are responsible for auditing the annual financial statements of the Program.


Custodian, Transfer, Program and Dividend Disbursing Agent

      The Bank of New York, New York, New York, acts as Custodian of the Program's assets and as its Transfer Agent, Agent and Dividend Disbursing Agent. The Custodian is responsible for safeguarding and controlling the Program's cash and securities, handling the receipt and delivery of securities and collecting interest on the Program's investments. The Agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts. See "How to Buy, Sell, Transfer and Exchange Shares" in the Prospectus.

Legal Counsel

     Rogers & Wells LLP, New York, New York, is counsel for the Program and passes upon legal matters for the Program in connection with the Shares offered by the Prospectus.

Reports to Shareholders

      The fiscal year of the Program ends on December 31 of each year. The Program sends its Shareholders, at least semi-annually, reports showing the Program's portfolio and other information. An annual report, containing financial statements audited by independent auditors, is sent to Shareholders each year.

Shareholder Inquiries

      Shareholder inquiries may be addressed to the Program at the address or telephone number set forth on the cover page of this Statement of Additional Information.

Additional Information

      The Prospectus and this Statement of Additional Information do not contain all the information set forth in the Registration Statement and the exhibits relating thereto, which the Program has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act and the Investment Company Act, to which reference is hereby made.


      To the knowledge of the Program, no entity owned beneficially 5% or more of the Program's shares as of April 1, 1999.


                              FINANCIAL STATEMENTS

      The Program's audited financial statements are incorporated in this Statement of Additional Information by reference to its 1998 annual report to shareholders.

                                                                      APPENDIX A

                           RATINGS OF MUNICIPAL BONDS

Description of Moody's Investors Service, Inc.'s ("Moody's") Municipal Bond Ratings

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.

      Short-term Notes: The three ratings of Moody's for short-term notes are MIG 1/VMIG 1, MIG 2/VMIG 2, and MIG 3/VMIG 3; MIG 1/VMIG 1 denotes "best quality, enjoying strong protection from established cash flows"; MIG 2/VMIG 2 denotes "high quality" with "ample margins of protection"; MIG 3/VMIG 3 instruments are of "favorable quality . . . but . . . lacking the undeniable strength of the preceding grades".

Description of Moody's Commercial Paper Ratings

      Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers.

      Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of short-term promissory obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

      Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

      Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes to the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

      Issuers rated Not Prime do not fall within any of the Prime rating categories.

Description of Standard & Poor's, a Division of The McGraw-Hill Companies, Inc. ("Standard & Poor's"), Municipal Debt Ratings

      A Standard & Poor's municipal debt rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations or a specific program. It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation.

      The debt rating is not a recommendation to purchase, sell or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

      The ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources Standard & Poor's considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on circumstances.

      The   ratings   are  based,   in  varying   degrees,   on  the   following
considerations:

            I. Likelihood of payment--capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

            II. Nature of and provisions of the obligation;

            III.   Protection   afforded  to,  and  relative  position  of,  the
      obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

AAA Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to meet its financial commitment on the obligation is extremely strong.

AA Debt rated "AA" differs from the highest rated issues only in small degree. The Obligor's capacity to meet its financial commitment on the obligation is very strong.

A Debt rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB Debt rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB Debt rated "BB," "B," "CCC," "CC" and "C" are regarded as having B significant speculative characteristics. "BB" indicates the least degree CCC of speculation and "C" the highest degree of speculation. While such debt CC will likely have some quality and protective characteristics, these may be C outweighed by large uncertainties or major risk exposures to adverse conditions.

D Debt rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

     Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Description of Standard & Poor's Commercial Paper Ratings

      A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest. These categories are as follows:

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2   Capacity  for  timely   payment  on  issues  with  this   designation   is
      satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of
      changes   in   circumstances   than   obligations   carrying   the  higher
      designations.

B Issues rated "B" are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired unless Standard & Poor's believes that such payments will be made during such grace period.

      A commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information.

      A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

      --Amortization schedule--the larger the final maturity relative to other maturities, the more likely it will be treated as a note.

      --Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

      Note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. An issue determined to possess very strong capacity to pay debt service is given a plus (+) designation.

SP-2  Satisfactory   capacity  to  pay  principal   and   interest,   with  some
      vulnerability to adverse financial and economic changes over the term of the notes.

SP-3  Speculative capacity to pay principal and interest.

Description of Fitch IBCA, Inc.'s ("Fitch") Investment Grade BondRatings

      Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The rating represents Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

      The rating takes into consideration special features of the issue, is relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

      Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guarantees unless otherwise indicated.

      Bonds carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

      Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

      Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

      Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR            Indicates that Fitch does not rate the specific issue.

Conditional   A conditional  rating is premised on the successful  completion of a project or the occurrence of a specific event.

Suspended     A rating is  suspended  when Fitch deems the amount of
              information available from the issuer to be inadequate for rating purposes.

Withdrawn     A rating will be  withdrawn  when an issue  matures or is called or refinanced and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

FitchAlert    Ratings  are  placed  on  FitchAlert  to  notify  investors  of an occurrence  that is likely to  result  in a rating  change  and
              the likely   direction  of  such  change.   These  are  designated
              as "Positive,"   indicating  a  potential  upgrade,   "Negative,"
              for potential downgrade,  or "Evolving," where ratings may be
              raised or lowered.   FitchAlert  is  relatively  short-term,  and
              should  be resolved within 12 months.

      Ratings Outlook: An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.

Description of Fitch's Speculative Grade Bond Ratings

      Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligations for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization or liquidation.

      The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

      Bonds that have the rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC   Bonds have certain  identifiable  characteristics  which, if not remedied,
      may  lead  to  default.The   ability  to  meet  obligations   requires  an
      advantageous business and economic environment.

CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C     Bonds are in imminent  default in payment of interest or principal.

DDD Bonds are in default in interest and/or principal payments. Such bonds DD are extremely speculative and should be valued on the basis of their D ultimate recovery value in liquidation or reorganization of the obligor.
      "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

      Plus (+) or Minus (-):Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or "D" categories.

Description of Fitch's Short-Term Ratings

      Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

      The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

      Fitch's short-term ratings are as follows:

F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

F-3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

F-5 WeakCredit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D Default Issues assigned this rating are in actual or imminent payment default.

LOC The symbol "LOC" indicates that the rating is based on a letter of credit issued by a commercial bank.

                                     PART C

ITEM 23. Exhibits

    Exhibit
    Number      Description
    ------      -----------
    (1)(a)  --  Amended and Restated  Articles of  Incorporation  of  Registrant
                (incorporated  by reference  to Exhibit 1 to Amendment  No. 2 to
                Form N-8B-1 of Registrant, 1940 Act File No. 811-2694).
       (b)  --  Articles  Supplementary  to the  Articles  of  Incorporation  of
                Registrant, dated October 12, 1994 (incorporated by reference to
                Exhibit  1(b) to  Amendment  No. 17 to Form N-1A of  Registrant,
                1940 Act File No. 811-2694).
    (2)     --  By-Laws of the Registrant  (incorporated by reference to Exhibit
                2 to Amendment No. 17 to Form N-1A of Registrant,  1940 Act File
                No. 811-2694).
    (3)     --  Not applicable.
    (4)     --  Form of Stock Certificate  (incorporated by reference to Exhibit
                4(a) to Amendment No. 2 to Form N-8B-1 of  Registrant,  1940 Act
                File No. 811-2694).
    (5)     --  Investment  Advisory  Agreement  (incorporated  by  reference to
                Exhibit 5 to Amendment No. 2 to Form N-8B-1 of Registrant,  1940
                Act File No. 811-2694).
    (5)(a)  --  Form of  SubAdvisory  Agreement  between Fund Asset  Management,
                L.P.   and  Merrill   Lynch  Asset   Management   U.K.   Limited
                (incorporated by reference to Exhibit 5(a) to Amendment No. 20 to Form N-1A of Registrant, 1940 Act File No. 811-2694).
    (6)     --  Not applicable.
    (7)     --  Not applicable.
    (8)     --  Custody  Agreement  between The Bank of New York and  Registrant
                (incorporated  by reference  to Exhibit 8 to Amendment  No. 2 to
                Form N-8B-1 of Registrant, 1940 Act File No. 811-2694).
    (9)(a)  --  Administration  Agreement by and among the  Registrant,  Merrill
                Lynch,  Pierce,  Fenner & Smith  Incorporated,  Prudential-Bache
                Securities, Inc. and Dean Witter Reynolds Inc. (incorporated by reference to Exhibit (9)a to Post-Effective Amendment No. 4 to
                Form N-1 of the Registrant, 1933 Act File No. 2-57442).
       (b)  --  Agency  Agreement  between  The Bank of New York and  Registrant
                (incorporated  by reference to Exhibit (9) to Amendment No. 2 to
                Form N-8B-1 of Registrant, 1940 Act File No. 811-2694).


    (10)    --  Opinion and Consent Rogers & Wells LLP*
    (11)    --  Consent of Deloitte & Touche LLP,  independent  auditors for the
                Registrant*.

    (12)    --  Not applicable.
    (13)    --  Not applicable.
    (14)    --  Not applicable.
    (15)    --  Not applicable.
    (16)    --  Schedule of Computation of Performance  Data in Response to Item
                22 (incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A (File No. 2-57442)).
    (27)    --  Financial Data Schedule(incorporated by reference to Exhibit  27 to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 2-57442)).
--------------
* Filed herewith.

Item 24.  Persons Controlled by or Under Common Control with the Program

     Not applicable.

Item 25.  Indemnification

      Article VI of the By-Laws of Registrant is incorporated by reference to Exhibit (2) to this Post-Effective Amendment No. 20 to Form N-1A of Registrant (1940 Act File No. 811-2694).

      The Maryland statutory indemnification provision is incorporated by reference to Exhibit (14) to Amendment No. 2 to Form N-8B-1 of Registrant (1940 Act File No. 811-2694).

Item 26. Business and Other Connections of Investment Adviser


      Fund Asset Management, L.P. (the "Investment Adviser" or "FAM"), acts as the investment adviser for the following open-end registered investment companies: CBA Money Fund, CMA Government Securities Fund, CMA Money Fund,CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., Financial Institutions Series Trust, Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Corporate High Yield Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch Federal Securities Trust, Merrill Lynch Funds for Institutions Series, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch
Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Puerto Rico Tax-Exempt Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch World Income Fund, Inc., and the Municipal Fund Accumulation Program, Inc.; and the following closed-end registered investment companies: Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Corporate High Yield Fund III, Inc., Debt Strategies Fund, Inc., Debt Strategies Fund II, Inc., Debt Strategies Fund III, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Municipal Strategy Fund, Inc., MuniAssets Fund, Inc., MuniEnhanced Fund, Inc., MuniHoldings Fund, Inc.,
MuniHoldings Fund II, Inc., MuniHoldings California Insured Fund, Inc., MuniHoldings California Insured Fund II, Inc., MuniHoldings California Insured Fund III, Inc., MuniHoldings California Insured Fund IV, Inc. MuniHoldings Florida Insured Fund, MuniHoldings Florida Insured Fund II, MuniHoldings Florida Insured Fund, III, MuniHoldings Florida Insured Fund IV, MuniHoldings Insured Fund, Inc., MuniHoldings Insured Fund II, Inc., MuniHoldings Michigan Insured Fund, Inc., MuniHoldings New Jersey Insured Fund, Inc., MuniHoldings New Jersey Insured Fund II, Inc., MuniHoldings New Jersey Insured Fund III, Inc., MuniHoldings New York Fund, Inc., MuniHoldings New York Insured Fund, Inc., MuniHoldings New York Insured Fund II, Inc., MuniHoldings New York Insured Fund III, Inc., MuniHoldings Pennsylvania Insured Fund, MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniVest Florida Fund, MuniVest
Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniVest Pennsylvania Insured Fund, MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield New York Insured Fund II, Inc., MuniYield Pennsylvania Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., Senior High Income Portfolio, Inc. and Worldwide Dollar Vest Fund, Inc.


      Merrill Lynch Asset Management ("MLAM"), an affiliate of FAM, acts as the investment adviser for the following open-end registered investment companies:
Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch
Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Convertible Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Convertible Fund, Inc., Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global Holdings Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Intermediate Government Bond Fund, Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Ready Assets
Trust, Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology
Fund, Inc., Merrill Lynch U.S.A. Government Reserves, Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch Utility Income Fund, Inc., and Merrill Lynch Variable Series Funds, Inc.; and Hotchkis and Wiley Funds (advised by Hotchkis and Wiley, a division of MLAM) and the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc., and Merrill Lynch Senior Floating Rate Fund, Inc. MLAM also acts as subadvisor to
Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Value Equity Portfolio, two investment portfolios of EQ Advisors Trust.

      The address of each of these investment companies is Box 9011, Princeton, New Jersey 08543-9011. The address of Merrill Lynch Funds for Institutions Series is One Financial Center, 15th Floor, Boston, Massachusetts 02111-2646. The address of the Investment Adviser, MLAM, Princeton Services, Inc. ("Princeton Services") and Princeton Administrators, L.P. also is Box 9011, Princeton, New Jersey 08543-9011. The address of Princeton Funds Distributor, Inc. ("PFD") and Merrill Lynch Funds Distributor, Inc. ("MLFD") is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") and Merrill Lynch & Co., Inc. ("ML & Co.") is North Tower, World Financial Center, 250 Vesey Street, New York, New York 10281-1213. The address of Financial Data Services, Inc. ("FDS") is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.


      Set forth below is a list of each officer and director of FAM indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since January 1, 1994 for his own account or in the capacity of director, officer, partner or trustee. In addition, Messrs.,Glenn and Burke hold the same positions with substantially all of the investment companies described in the preceding paragraph. Messrs. Giordano, Kirstein and Monagle are directors or officers of one or more of such companies. Mr. Glenn is president and a director, and Mr. Burke is treasurer, of FAM and MLAM as well as all or substantially all of the investment companies advised by FAM or MLAM.


                                                  Other Substantial Business,
                          Position With               Profession, Vocation
Name                     Investment Adviser               or Employment
-----                    -----------------         -----------------------------
ML & Co.                   Limited Partner         Financial Services Holding
                                                   Company; Limited Partner of
                                                   MLAM.

Princeton Services, Inc.   General Partner         General Partner of MLAM.


Jeffrey M. Peek            President               President of MLAM; President
                                                   and Director of Princeton
                                                   Services; Executive Vice
                                                   President of ML & Co.


Terry K. Glenn             Executive Vice          Executive Vice President of
                           President               MLAM; Executive Vice
                                                   President and Director of
                                                   Princeton Services; President
                                                   and Director of  MLFD;
                                                   Director of FDS; President
                                                   of  Princeton Administrators,
                                                   L.P.


Donald C. Burke            Senior Vice             Treasurer and Director of
                           President               Taxation of MLAM;  Senior
                                                   Vice President and Treasurer
                                                   of Princeton Services; Vice
                                                   President of PFD; First Vice
                                                   President of MLAM from 1997
                                                   to 1999; Vice President of
                                                   MLAM from 1990 to 1997.


Michael G. Clark           Senior Vice             Senior Vice President of
                           President               MLAM; Senior Vice President
                                                   of Princeton Services.


Mark A. DeSario            Senior Vice             Senior Vice President of
                           President               MLAM;  Senior Vice  President
                                                   of Princeton Services.


Linda L. Federici          Senior Vice             Senior Vice President of FAM;
                           President               Senior Vice President of
                                                   Princeton Services.


Vincent R. Giordano        Senior Vice             Senior Vice President of
                           President               MLAM; Senior Vice President
                                                   of Princeton Services.


Michael J. Hennewinkel     Senior Vice             Senior Vice President,
                           President,              Secretary and General Counsel
                           Secretary               of  MLAM; Senior Vice
                           and General             President of Princeton
                           Counsel                 Services.

Philip L. Kirstein         Senior Vice             Senior Vice President of
                           President               MLAM; Senior Vice President,
                                                   Director and Secretary of
                                                   Princeton Services.

Ronald M. Kloss            Senior Vice             Senior Vice President of
                           President               MLAM; Senior Vice President
                                                   of Princeton Services.

 Deborah W. Landsmann-     Senior Vice             Senior Vice President of FAM;
      Yaros                President               Senior Vice President of
                                                   Princeton Services; Vice
                                                   President of PFD.

Stephen M. M. Miller       Senior Vice             Executive Vice President of
                           President               Princeton Administrators,
                                                   L.P.; Senior  Vice President
                                                   Princeton Services.

                                                    Other Substantial Business,
                              Position With            Profession, Vocation
Name                        Investment Adviser            or Employment
-----                      -----------------      ------------------------------

Joseph T. Monagle, Jr.   Senior Vice President    Senior Vice President of MLAM;
                                                  Senior Vice President of
                                                  Princeton Services.

Brian A. Murdock         Senior Vice President    Senior Vice President of MLAM;
                                                  Senior Vice President of
                                                  Princeton Services; Director
                                                  of PFD.

Gregory D. Upah          Senior Vice President    Senior Vice President of MLAM;
                                                  Senior Vice President of
                                                  Princeton Services.


Item 27. Principal Underwriters

      Not applicable.


Item 28. Location of Accounts and Records

      All  accounts,  books and other  documents  required to be  maintained  by
Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained at the offices of Registrant, 800 Scudders Mill Road, Plainsboro, New Jersey 08536 and The Bank of New York, 101 Barclay Street, New York, New York 10007.

Item 29. Management Services

      Other than as set forth under "Management of the Fund--Fund Asset Management" in the Prospectus constituting Part A of the Registration Statement and under "Investment Advisory and Administration Agreements" in the Statement of Additional Information constituting Part B of the Registration Statement, Registrant is not a party to any management-related service contract.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 30th day of April, 1999.


                                            THE MUNICIPAL FUND ACCUMULATION
                                            PROGRAM, INC.
                                            (Registrant)


                                            By       /s/DONALD C. BURKE
                                            ------------------------------------
                                                      (Donald C. Burke)
                                                       Vice President


      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

         Signature                         Title                         Date
         ---------                         -----                         ----

             *                     President and Director
---------------------------       (Principal Executive Officer)
     (Terry K. Glenn)


    /s/ DONALD C. BURKE            Vice President and Treasurer   April 30, 1999
---------------------------
     (Donald C. Burke)             (Principal Financial and
                                   Accounting Officer)


             *                     Director
---------------------------
     (Ronald W. Forbes)


             *                     Director
---------------------------
     (Cynthia A. Montgomery)


             *                     Director
---------------------------
     (Charles C. Reilly)


             *                     Director
---------------------------
     (Kevin A. Ryan)


             *                     Director
---------------------------
     (Richard R. West)


*By: /s/DONALD C. BURKE                                           April 30, 1999
---------------------------
       (Donald C. Burke)
        Attorney-in-Fact

                                INDEX TO EXHIBITS

Exhibit
Numbers             Description
--------            ----------


   10               Opinion and Consent of Rogers & Wells LLP


   11 Consent of Deloitte & Touche LLP, independent auditors for Registrant.